--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                   RWB/DFA U.S. High Book to Market Portfolio
                           RWB/DFA Two-Year Corporate
                             Fixed Income Portfolio
                     RWB/DFA Two-Year Government Portfolio

                      DFA Investment Dimensions Group Inc.
                           RWB/DFA International High
                            Book to Market Portfolio

                                 Annual Report

                          Year Ended November 30, 1999

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Charts......................................       1
    Statement of Assets and Liabilities.....................       2
    Statements of Net Assets................................     3-4
    Statement of Operations.................................       5
    Statements of Changes in Net Assets.....................     6-7
    Financial Highlights....................................     8-9
    Notes to Financial Statements...........................   10-12
    Report of Independent Accountants.......................      13

DFA INVESTMENT DIMENSIONS GROUP INC.
    Performance Chart.......................................      14
    Statement of Assets and Liabilities.....................      15
    Statement of Operations.................................      16
    Statements of Changes in Net Assets.....................      17
    Financial Highlights....................................      18
    Notes to Financial Statements...........................   19-20
    Report of Independent Accountants.......................      21

THE DFA INVESTMENT TRUST COMPANY
    Performance Charts......................................      22
    Schedules of Investments................................   23-31
    Statements of Assets and Liabilities....................      32
    Statement of Operations.................................      33
    Statements of Changes in Net Assets.....................      34
    Financial Highlights....................................   35-36
    Notes to Financial Statements...........................   37-39
    Report of Independent Accountants.......................      40

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
RWB/DFA U.S. HIGH BOOK-TO-MARKET PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
JULY 1996-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000          RWB/DFA U.S.           RUSSELL 1000 VALUE INDEX
                   HIGH BOOK-TO-MARKET PORTFOLIO
Jun-96                                   $10,000                   $10,000
Jul-96                                    $9,554                    $9,622
Aug-96                                    $9,927                    $9,897
Sep-96                                   $10,116                   $10,291
Oct-96                                   $10,439                   $10,689
Nov-96                                   $11,198                   $11,464
Dec-96                                   $11,084                   $11,318
Jan-97                                   $11,474                   $11,867
Feb-97                                   $11,706                   $12,041
Mar-97                                   $11,168                   $11,607
Apr-97                                   $11,528                   $12,095
May-97                                   $12,428                   $12,771
Jun-97                                   $12,801                   $13,319
Jul-97                                   $14,088                   $14,321
Aug-97                                   $13,875                   $13,811
Sep-97                                   $14,605                   $14,645
Oct-97                                   $13,858                   $14,236
Nov-97                                   $13,997                   $14,866
Dec-97                                   $14,191                   $15,300
Jan-98                                   $14,380                   $15,084
Feb-98                                   $15,633                   $16,099
Mar-98                                   $16,510                   $17,084
Apr-98                                   $16,599                   $17,199
May-98                                   $16,454                   $16,944
Jun-98                                   $16,418                   $17,161
Jul-98                                   $15,839                   $16,859
Aug-98                                   $12,954                   $14,350
Sep-98                                   $13,613                   $15,174
Oct-98                                   $14,719                   $16,350
Nov-98                                   $15,648                   $17,112
Dec-98                                   $15,905                   $17,694
Jan-99                                   $16,208                   $17,835
Feb-99                                   $15,787                   $17,584
Mar-99                                   $16,299                   $17,948
Apr-99                                   $18,021                   $19,624
May-99                                   $18,009                   $19,408
Jun-99                                   $18,306                   $19,971
Jul-99                                   $17,541                   $19,386
Aug-99                                   $16,916                   $18,667
Sep-99                                   $15,999                   $18,015
Oct-99                                   $16,614                   $19,053
Nov-99                                   $16,341                   $18,905

    ANNUALIZED                  ONE         FROM
    TOTAL RETURN (%)           YEAR       JULY 1996
    -----------------------------------------------
                               4.43         15.46

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $12 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF LARGE U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT
JULY 1996-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000  RWB/DFA TWO-YEAR CORPORATE  MERRILL LYNCH 1-3 YEAR GOVERNMENT
                     FIXED INCOME PORTFOLIO
Jun-96                                $10,000                            $10,000
Jul-96                                $10,040                            $10,039
Aug-96                                $10,090                            $10,073
Sep-96                                $10,157                            $10,165
Oct-96                                $10,257                            $10,280
Nov-96                                $10,318                            $10,359
Dec-96                                $10,342                            $10,359
Jan-97                                $10,393                            $10,408
Feb-97                                $10,424                            $10,431
Mar-97                                $10,428                            $10,427
Apr-97                                $10,501                            $10,513
May-97                                $10,573                            $10,584
Jun-97                                $10,640                            $10,657
Jul-97                                $10,713                            $10,775
Aug-97                                $10,744                            $10,784
Sep-97                                $10,808                            $10,866
Oct-97                                $10,871                            $10,947
Nov-97                                $10,903                            $10,973
Dec-97                                $10,954                            $11,047
Jan-98                                $11,020                            $11,155
Feb-98                                $11,064                            $11,165
Mar-98                                $11,121                            $11,210
Apr-98                                $11,166                            $11,263
May-98                                $11,221                            $11,323
Jun-98                                $11,271                            $11,382
Jul-98                                $11,326                            $11,435
Aug-98                                $11,371                            $11,579
Sep-98                                $11,426                            $11,733
Oct-98                                $11,472                            $11,791
Nov-98                                $11,517                            $11,780
Dec-98                                $11,577                            $11,821
Jan-99                                $11,623                            $11,869
Feb-99                                $11,658                            $11,811
Mar-99                                $11,707                            $11,893
Apr-99                                $11,754                            $11,931
May-99                                $11,777                            $11,924
Jun-99                                $11,822                            $11,961
Jul-99                                $11,845                            $11,999
Aug-99                                $11,881                            $12,034
Sep-99                                $11,956                            $12,112
Oct-99                                $11,992                            $12,145
Nov-99                                $12,028                            $12,168

    ANNUALIZED                  ONE         FROM
    TOTAL RETURN (%)           YEAR       JULY 1996
    -----------------------------------------------
                               4.44         5.55

- THE PORTFOLIO SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT AND HIGH-QUALITY CORPORATE SECURITIES WITH A MAXIMUM MATURITY OF TWO YEARS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Merrill Lynch 1-3 Year Government Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT
JULY 1996-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000    RWB/DFA TWO-YEAR    MERRILL LYNCH 1-3 YEAR GOVERNMENT
                   GOVERNMENT PORTFOLIO
Jun-96                          $10,000                            $10,000
Jul-96                          $10,050                            $10,039
Aug-96                          $10,080                            $10,073
Sep-96                          $10,158                            $10,165
Oct-96                          $10,258                            $10,280
Nov-96                          $10,329                            $10,359
Dec-96                          $10,329                            $10,359
Jan-97                          $10,381                            $10,408
Feb-97                          $10,412                            $10,431
Mar-97                          $10,396                            $10,427
Apr-97                          $10,479                            $10,513
May-97                          $10,542                            $10,584
Jun-97                          $10,616                            $10,657
Jul-97                          $10,721                            $10,775
Aug-97                          $10,743                            $10,784
Sep-97                          $10,810                            $10,866
Oct-97                          $10,874                            $10,947
Nov-97                          $10,906                            $10,973
Dec-97                          $10,965                            $11,047
Jan-98                          $11,030                            $11,155
Feb-98                          $11,074                            $11,165
Mar-98                          $11,124                            $11,210
Apr-98                          $11,169                            $11,263
May-98                          $11,224                            $11,323
Jun-98                          $11,271                            $11,382
Jul-98                          $11,326                            $11,435
Aug-98                          $11,370                            $11,579
Sep-98                          $11,421                            $11,733
Oct-98                          $11,467                            $11,791
Nov-98                          $11,512                            $11,780
Dec-98                          $11,561                            $11,821
Jan-99                          $11,596                            $11,869
Feb-99                          $11,642                            $11,811
Mar-99                          $11,691                            $11,893
Apr-99                          $11,738                            $11,931
May-99                          $11,750                            $11,924
Jun-99                          $11,799                            $11,961
Jul-99                          $11,823                            $11,999
Aug-99                          $11,846                            $12,034
Sep-99                          $11,923                            $12,112
Oct-99                          $11,959                            $12,145
Nov-99                          $11,995                            $12,168

    ANNUALIZED                  ONE         FROM
    TOTAL RETURN (%)           YEAR       JULY 1996
    -----------------------------------------------
                               4.20         5.47

- THE PORTFOLIO SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES WITH A MAXIMUM MATURITY OF TWO YEARS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Merrill Lynch 1-3 Year Government Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company (6,685,643 Shares, Cost $101,770)
  at Value++................................................  $  118,938
Receivables for:
  Fund Shares Sold..........................................         142
  Investment Securities Sold................................          19
Prepaid Expenses and Other Assets...........................          19
                                                              ----------
    Total Assets............................................     119,118
                                                              ----------

LIABILITIES:
Payable for Fund Shares Redeemed............................         161
Accrued Expenses and Other Liabilities......................          34
                                                              ----------
    Total Liabilities.......................................         195
                                                              ----------

NET ASSETS..................................................  $  118,923
                                                              ==========

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 200,000,000)..................................   8,607,214
                                                              ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $    13.82
                                                              ==========

--------------------------------------------------------------------------------
  ++  The cost for federal income tax purposes is $103,835.

                See accompanying Notes to Financial Statements.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1999

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
BONDS -- (53.4%)
African Development Bank Medium Term Notes
    8.625%, 05/01/01...................................     $4,250     $  4,361,563
American International Group, Inc. Medium Term Notes
    5.375%, 03/26/01...................................      4,500        4,438,125
Asian Development Bank Medium Term Notes
    8.500%, 05/02/01...................................      4,300        4,418,250
Associates Corp. of North America Medium Term Notes
    5.600%, 01/15/01...................................      4,000        3,960,000
Bank of America Medium Term Notes
    5.920%, 06/08/01...................................      4,500        4,449,375
FCC National Bank Medium Term Notes
    5.380%, 04/26/01...................................      4,500        4,432,500
Ford Motor Credit Corp. Medium Term Notes
    5.750%, 01/25/01...................................      4,500        4,455,000
General Electric Capital Corp. Medium Term Notes
    5.945%, 07/23/01...................................      4,500        4,455,000
IBM Corp. Medium Term Notes
    5.950%, 06/04/01...................................      4,500        4,460,625
Interamerican Development Bank Corporate Bonds
    8.500%, 05/01/01...................................      4,300        4,407,500
MBIA Medium Term Notes
    9.000%, 02/15/01...................................      4,300        4,418,250
Norwest Financial, Inc. Corporate Bonds
    5.500%, 03/19/01...................................      4,500        4,432,500
Paccar Financial Corp. Medium Term Notes
    6.050%, 05/15/01...................................      4,500        4,455,000
Shell Canada, Ltd. Medium Term Notes
    8.875%, 01/14/01...................................      4,000        4,090,000
Toyota Motor Credit Corp. Medium Term Notes
    5.500%, 09/17/01...................................      4,100        4,012,875
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................      4,500        4,432,500
Wal-Mart Stores, Inc. Medium Term Notes
    6.150%, 08/10/01...................................      4,300        4,283,875
                                                                       ------------
TOTAL BONDS
  (Cost $74,559,862)...................................                  73,962,938
                                                                       ------------


AGENCY OBLIGATIONS -- (34.8%)
Federal Farm Credit Bank
    5.125%, 04/02/01...................................      4,500        4,438,487
    5.875%, 07/02/01...................................      4,500        4,471,875
Federal Home Loan Bank
    5.625%, 03/19/01...................................      4,000        3,972,262
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
    5.125%, 04/17/01...................................     $9,000     $  8,873,446
    5.875%, 08/15/01...................................      3,750        3,726,573
Federal Home Loan Mortgage Corporation
    5.750%, 06/15/01...................................      4,500        4,467,326
Federal National Mortgage Association
    5.310%, 05/18/01...................................      4,500        4,441,150
    5.440%, 05/21/01...................................      4,500        4,448,930
    5.820%, 07/19/01...................................      4,500        4,468,735
    5.970%, 08/02/01...................................      5,000        4,975,000
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $48,660,460)...................................                  48,283,784
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (6.5%)
***Chase Manhattan Corp.
    6.352%, 02/24/00...................................      4,500        4,500,000
***Key Bank N.A.
    6.435%, 02/02/00...................................      4,500        4,504,050
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $9,000,000)....................................                   9,004,050
                                                                       ------------


CERTIFICATES OF DEPOSIT -- (3.3%)
Bayerische Landesbank
    6.060%, 06/18/01
      (Cost $4,500,000)................................      4,500        4,500,000
                                                                       ------------


TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   6.125%, 07/31/00, valued at $741,313) to be
   repurchased at $725,107.
   (Cost $725,000).....................................        725          725,000
                                                                       ------------
TOTAL INVESTMENTS -- (98.5%)
  (Cost $137,445,322)++................................                 136,475,772
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (1.5%)
 Interest Receivable...................................                   2,189,647
 Receivable for Fund Shares Sold.......................                      84,000
 Payable for Fund Shares Redeemed......................                    (117,159)
 Other Liabilities in Excess of Other Assets...........                     (19,823)
                                                                       ------------
                                                                          2,136,665
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 13,736,845
  Outstanding $.01 Par Value Shares (200,000,000 Shares
  Authorized)..........................................                $138,612,437
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.09
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  Approximates cost for federal income tax purposes.
 ***  Rates shown are the rates as of November 30, 1999, and maturities shown are the next interest readjustment date.

                See accompanying Notes to Financial Statements.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1999

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (89.3%)
Federal Farm Credit Bank
   5.570%, 03/23/01....................................    $ 3,000     $  2,977,500
   5.125%, 04/02/01....................................     25,000       24,658,262
   5.875%, 07/02/01....................................      5,000        4,968,750
Federal Home Loan Bank
   5.375%, 03/02/01....................................     20,000       19,809,058
   5.625%, 03/19/01....................................     15,000       14,895,981
   5.125%, 04/17/01....................................     14,500       14,296,107
   5.875%, 08/15/01....................................     21,000       20,868,809
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
 (Cost $103,231,679)...................................                 102,474,467
                                                                       ------------


U.S. TREASURY OBLIGATIONS -- (8.6%)
U.S. Treasury Notes
   4.625%, 12/31/00 (Cost $9,899,788)..................     10,000        9,866,801
                                                                       ------------


TEMPORARY CASH INVESTMENTS -- (0.6%)
   Repurchase Agreement, PNC Capital Markets Inc.
     5.30%, 12/01/99 (Collateralized by U.S. Treasury
     Notes 6.125%, 07/31/00, valued at $736,200) to be
     repurchased at $716,105.
     (Cost $716,000)...................................        716          716,000
                                                                       ------------
TOTAL INVESTMENTS -- (98.5%) (Cost $113,847,467)++.....                 113,057,268
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (1.5%)
 Receivable for Investment Securities Sold.............                   3,017,986
 Other Assets..........................................                   1,598,180
 Payable for Fund Shares Redeemed......................                  (2,869,510)
 Other Liabilities.....................................                     (61,964)
                                                                       ------------
                                                                          1,684,692
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 11,417,416
  Outstanding $.01 Par Value Shares (200,000,000 Shares
  Authorized)..........................................                $114,741,960
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.05
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999
                             (AMOUNTS IN THOUSANDS)

                                                                                  RWB/DFA
                                                                   RWB/DFA       TWO-YEAR
                                                                  U.S. HIGH      CORPORATE          RWB/DFA
                                                                    BOOK           FIXED           TWO-YEAR
                                                                   MARKET         INCOME          GOVERNMENT
                                                                  PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                                  ---------      ---------      ---------------
INVESTMENT INCOME
  Interest..................................................            --        $8,030            $6,268
  Income Distributions Received from The DFA Investment
    Trust Company...........................................       $ 2,311            --                --
                                                                   -------        ------            ------
      Total Investment Income...............................         2,311         8,030             6,268
                                                                   -------        ------            ------

EXPENSES
  Investment Advisory Services..............................            --           226               181
  Administrative Services...................................            13            --                --
  Accounting & Transfer Agent Fees..........................            11            74                65
  Client Service Fee........................................           171           101                81
  Custodian's Fees..........................................            --            13                10
  Legal Fees................................................            10             9                 6
  Audit Fees................................................             1            17                14
  Filing Fees...............................................            22            20                17
  Shareholders' Reports.....................................            12            19                24
  Directors' Fees and Expenses..............................             3             4                 2
  Other.....................................................             7            13                 9
                                                                   -------        ------            ------
      Total Expenses........................................           250           496               409
                                                                   -------        ------            ------
  NET INVESTMENT INCOME.....................................         2,061         7,534             5,859
                                                                   -------        ------            ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital Gains Distributions Received from The DFA
    Investment Trust Company................................        11,124            --                --
  Net Realized Gain (Loss) on Investment Securities.........         1,035           (86)              (83)
  Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................        (7,165)         (977)             (791)
                                                                   -------        ------            ------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................         4,994        (1,063)             (874)
                                                                   -------        ------            ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........       $ 7,055        $6,471            $4,985
                                                                   =======        ======            ======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                         YEAR                YEAR
                                                                         ENDED               ENDED
                                                                       NOV. 30,            NOV. 30,
                                                                         1999                1998
                                                                       ---------           ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................           $  2,061            $  2,180
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................             11,124               7,112
  Net Realized Gain (Loss) on Investment Securities.........              1,035              (1,408)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................             (7,165)              6,448
                                                                       --------            --------

      Net Increase in Net Assets Resulting from
        Operations..........................................              7,055              14,332
                                                                       --------            --------

Distributions From:
  Net Investment Income.....................................             (2,295)             (2,119)
  Net Realized Gains........................................             (5,307)             (3,940)
                                                                       --------            --------
      Total Distributions...................................             (7,602)             (6,059)
                                                                       --------            --------
Capital Share Transactions (1):
  Shares Issued.............................................             33,275              53,048
  Shares Issued in Lieu of Cash Distributions...............              7,272               5,586
  Shares Redeemed...........................................            (66,355)            (50,113)
                                                                       --------            --------

      Net Increase From Capital Share Transactions..........            (25,808)              8,521
                                                                       --------            --------

      Total Increase (Decrease).............................            (26,355)             16,794

NET ASSETS
  Beginning of Period.......................................            145,278             128,484
                                                                       --------            --------
  End of Period.............................................           $118,923            $145,278
                                                                       ========            ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................              2,333               3,826
   Shares Issued in Lieu of Cash Distributions..............                539                 437
   Shares Redeemed..........................................             (4,652)             (3,670)
                                                                       --------            --------
                                                                          1,780                 593
                                                                       ========            ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                    RWB/DFA TWO-YEAR                        RWB/DFA TWO-YEAR
                                                     CORPORATE FIXED                           GOVERNMENT
                                                    INCOME PORTFOLIO                            PORTFOLIO
                                              -----------------------------           -----------------------------
                                                YEAR                YEAR                YEAR                YEAR
                                                ENDED               ENDED               ENDED               ENDED
                                              NOV. 30,            NOV. 30,            NOV. 30,            NOV. 30,
                                                1999                1998                1999                1998
                                              ---------           ---------           ---------           ---------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income............           $  7,534            $  8,492            $  5,859            $  6,616
  Net Realized Gain (Loss) on
    Investment Securities..........                (86)                289                 (83)                442
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities.....................               (977)               (147)               (791)               (173)
                                              --------            --------            --------            --------

      Net Increase in Net Assets
        Resulting from
        Operations.................              6,471               8,634               4,985               6,885
                                              --------            --------            --------            --------

Distributions From:
  Net Investment Income............             (7,865)             (9,123)             (6,247)             (6,917)
  Net Realized Gains...............               (279)                (30)               (448)               (140)
                                              --------            --------            --------            --------
      Total Distributions..........             (8,144)             (9,153)             (6,695)             (7,057)
                                              --------            --------            --------            --------

Capital Share Transactions (1):
  Shares Issued....................             40,095              51,880              23,660              39,162
  Shares Issued in Lieu of Cash
    Distributions..................              7,546                 444               6,399                 187
  Shares Redeemed..................            (65,942)            (46,991)            (41,093)            (42,757)
                                              --------            --------            --------            --------

      Net Increase (Decrease) From
        Capital Share
        Transactions...............            (18,301)              5,333             (11,034)             (3,408)
                                              --------            --------            --------            --------

      Total Increase (Decrease)....            (19,974)              4,814             (12,744)             (3,580)

NET ASSETS
  Beginning of Period..............            158,586             153,772             127,486             131,066
                                              --------            --------            --------            --------
  End of Period....................           $138,612            $158,586            $114,742            $127,486
                                              ========            ========            ========            ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................              3,982               5,115               2,351               3,864
   Shares Issued in Lieu of Cash
     Distributions.................                753                  44                 641                  19
   Shares Redeemed.................             (6,554)             (4,634)             (4,089)             (4,218)
                                              --------            --------            --------            --------
                                                (1,819)                525              (1,097)               (335)
                                              ========            ========            ========            ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              RWB/DFA
                                                         U.S. HIGH BOOK TO
                                                         MARKET PORTFOLIO
                                     ---------------------------------------------------------
                                         YEAR            YEAR           YEAR          JUNE 7
                                        ENDED            ENDED          ENDED           TO
                                       NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                         1999            1998           1997           1996
                                     ------------      ---------      ---------      ---------
Net Asset Value, Beginning of
  Period...........................    $  13.99        $  13.12       $  10.77        $ 10.00
                                       --------        --------       --------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        0.24            0.21           0.20           0.08
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        0.35            1.27           2.45           0.72
                                       --------        --------       --------        -------
    Total from Investment
      Operations...................        0.59            1.48           2.65           0.80
                                       --------        --------       --------        -------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.25)          (0.21)         (0.20)         (0.03)
  Net Realized Gains...............       (0.51)          (0.40)         (0.10)            --
                                       --------        --------       --------        -------
    Total Distributions............       (0.76)          (0.61)         (0.30)         (0.03)
                                       --------        --------       --------        -------
Net Asset Value, End of Period.....    $  13.82        $  13.99       $  13.12        $ 10.77
                                       ========        ========       ========        =======
Total Return.......................        4.44%          11.78%         25.01%          8.06%#
Net Assets, End of Period
  (thousands)......................    $118,923        $145,278       $128,484        $40,708
Ratio of Expenses to Average Net
  Assets...........................        0.35%(1)        0.33%(1)       0.36%(1)       0.71%*(1)
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)..........        0.35%(1)        0.33%(1)       0.36%(1)       0.71%*(1)
Ratio of Net Investment Income to
  Average Net Assets...............        1.56%           1.54%          1.76%          2.70%*
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................        1.56%           1.54%          1.76%          2.70%*
Portfolio Turnover Rate............         N/A             N/A            N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series......................       42.96%          24.70%         17.71%         20.12%(2)

                                                              RWB/DFA
                                                     TWO-YEAR CORPORATE FIXED
                                                         INCOME PORTFOLIO
                                     ---------------------------------------------------------
                                         YEAR            YEAR           YEAR          JUNE 7
                                        ENDED            ENDED          ENDED           TO
                                       NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                         1999            1998           1997           1996
                                     ------------      ---------      ---------      ---------
Net Asset Value, Beginning of
  Period...........................    $  10.19        $  10.23       $  10.24       $  10.00
                                       --------        --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        0.51            0.55           0.57           0.26
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       (0.07)             --          (0.01)          0.11
                                       --------        --------       --------       --------
    Total from Investment
      Operations...................        0.44            0.55           0.56           0.37
                                       --------        --------       --------       --------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.52)          (0.59)         (0.56)         (0.13)
  Net Realized Gains...............       (0.02)             --          (0.01)            --
                                       --------        --------       --------       --------
    Total Distributions............       (0.54)          (0.59)         (0.57)         (0.13)
                                       --------        --------       --------       --------
Net Asset Value, End of Period.....    $  10.09        $  10.19       $  10.23       $  10.24
                                       ========        ========       ========       ========
Total Return.......................        4.42%           5.64%          5.79%          3.69%#
Net Assets, End of Period
  (thousands)......................    $138,612        $158,586       $153,772       $122,807
Ratio of Expenses to Average Net
  Assets...........................        0.33%           0.31%          0.34%(1)       0.31%*(1)
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)..........        0.33%           0.31%          0.35%(1)       0.34%*(1)
Ratio of Net Investment Income to
  Average Net Assets...............        5.00%           5.43%          5.83%          5.72%*
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................        5.00%           5.43%          5.82%          5.69%*
Portfolio Turnover Rate............       46.18%          15.98%           N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series......................         N/A             N/A         147.78%         81.97%*(2)

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-Annualized
 (1)  Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (2)  Items calculated for the period ended November 30, 1996.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             RWB/DFA
                                                                             TWO-YEAR
                                                                       GOVERNMENT PORTFOLIO
                                                      ------------------------------------------------------
                                                        YEAR           YEAR           YEAR          JUNE 7
                                                        ENDED          ENDED          ENDED           TO
                                                      NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                        1999           1998           1997           1996
                                                      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period..............    $  10.19       $  10.20       $  10.23       $  10.00
                                                      --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................        0.49           0.53           0.54           0.26
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................       (0.07)          0.02           0.01           0.10
                                                      --------       --------       --------       --------
    Total from Investment Operations..............        0.42           0.55           0.55           0.36
                                                      --------       --------       --------       --------
LESS DISTRIBUTIONS
  Net Investment Income...........................       (0.52)         (0.55)         (0.53)         (0.13)
  Net Realized Gains..............................       (0.04)         (0.01)         (0.05)            --
                                                      --------       --------       --------       --------
    Total Distributions...........................       (0.56)         (0.56)         (0.58)         (0.13)
                                                      --------       --------       --------       --------
Net Asset Value, End of Period....................    $  10.05       $  10.19       $  10.20       $  10.23
                                                      ========       ========       ========       ========
Total Return......................................        4.19%          5.54%          5.58%          3.60%#
Net Assets, End of Period (thousands).............    $114,742       $127,486       $131,066       $104,644
Ratio of Expenses to Average Net Assets...........        0.34%          0.32%          0.37%(1)       0.38%*(1)
Ratio of Expenses to Average Net Assets (excluding
  waivers and assumption of expenses).............        0.34%          0.32%          0.38%          0.41%*(1)
Ratio of Net Investment Income to Average Net
  Assets..........................................        4.86%          5.17%          5.53%(1)       5.81%*(1)
Ratio of Net Investment Income to Average Net
  Assets (excluding waivers and assumption of
  expenses).......................................        4.86%          5.17%          5.52%          5.78%
Portfolio Turnover Rate...........................       64.47%         69.51%           N/A            N/A
Portfolio Turnover Rate of Master Fund Series.....         N/A            N/A         153.67%        200.59%*(2)

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-Annualized
 (1)  Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (2)  Calculated for the period ended November 30, 1996.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fourteen portfolios (the "Portfolios"), of which three are presented in this report.

    The RWB/DFA U.S. High Book to Market Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At November 30, 1999, the Portfolio owned 7% of the outstanding shares of the Series.

    The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

    As of the close of business on November 30, 1997, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio redeemed their entire interest in The DFA Two-Year Corporate Fixed Income Series and The DFA Two-Year Government Series, respectively, and received their share of the assets and liabilities of their Series. Immediately following this transaction, the Series were terminated and are currently organized as stand-alone registered investment companies.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of The U.S. Large Cap Value Series held by The RWB/DFA U.S. High Book to Market Portfolio are valued at its respective daily net asset value. Securities held by the RWB/DFA Two-Year Corporate Fixed Income Portfolio and the RWB/DFA Two-Year Government Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FEDERAL INCOME TAXES: It is the Portfolios' intention to continue to qualify as regulated investment companies and distribute all of their taxable income. Accordingly, no provision for Federal income taxes are required in the financial statements.

    3. REPURCHASE AGREEMENTS: The RWB/DFA Two-Year Corporate Fixed Income Portfolio and The RWB/DFA Two-Year Government Portfolio may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1999.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatment of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the year ended November 30, 1999, the Portfolios' administrative fees or advisory fees, respectively, were computed daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets for each Portfolio.

                                                             ADMINISTRATIVE   ADVISORY
                                                                  FEES          FEES
                                                             --------------   --------

RWB/DFA U.S. High Book to Market Portfolio.................       0.01%           --
RWB/DFA Two-Year Corporate Fixed Income Portfolio..........          --        0.15%
RWB/DFA Two-Year Government Portfolio......................          --        0.15%

    In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS fees at the following effective annual rates of their average daily net assets for each Portfolio.

RWB/DFA U.S. High Book to Market Portfolio..................   0.15%
RWB/DFA Two-Year Corporate Fixed Income Portfolio...........   0.08%
RWB/DFA Two-Year Government Portfolio.......................   0.08%

    Until March 26, 1999, these fees were 0.09%, 0.04% 0.04%, respectively for each Portfolio.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1999, the following portfolios made the following purchases and sales of Investment Securities:

                                                               U.S. GOVERNMENT         OTHER INVESTMENT
                                                                  SECURITIES              SECURITIES
                                                             --------------------    --------------------
                                                             PURCHASES    SALES      PURCHASES    SALES
                                                             ---------   --------    ---------   --------
                                                               (000)      (000)        (000)      (000)
The RWB/DFA Two-Year Corporate
  Fixed Income Portfolio...................................  $ 13,999    $13,984     $143,738    $20,382
The RWB/DFA Two-Year
  Government Portfolio.....................................   155,063     41,976           --         --

E. INVESTMENT TRANSACTIONS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities for each Portfolio were as follows:

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
                                                                   (000)              (000)          (000)

The RWB/DFA U.S. High Book to Market Portfolio..............       $15,103                --        $15,103
The RWB/DFA Two-Year Corporate Fixed Income Portfolio.......            10             $(980)          (970)
The RWB/DFA Two-Year Government Portfolio...................            --              (790)          (790)

    At November 30, 1999, the RWB/DFA Two-Year Corporate Fixed Income Portfolio and the RWB/DFA Two-Year Government Portfolio had a capital loss carryover for federal income tax purposes of approximately $87,000 and $83,000, respectively which expire on November 30, 2007.

F. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1999.

G. COMPONENTS OF NET ASSETS:

    At November 30, 1999, net assets consisted of (amounts in thousands):

                                                                              RWB/DFA
                                                         RWB/DFA U.S.         TWO-YEAR             RWB/DFA
                                                         HIGH BOOK TO     CORPORATE FIXED          TWO-YEAR
                                                       MARKET PORTFOLIO   INCOME PORTFOLIO   GOVERNMENT PORTFOLIO
                                                       ----------------   ----------------   --------------------

Paid-In Capital......................................      $ 91,017            $138,013            $114,466
Undistributed Net Investment Income..................           266               1,243               1,163
Accumulated Net Realized Gain (Loss).................        10,472                 326                 (97)
Unrealized Appreciation (Depreciation) of Investment
  Securities.........................................        17,168                (970)               (790)
                                                           --------            --------            --------
Total Net Assets.....................................      $118,923            $138,612            $114,742
                                                           ========            ========            ========

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

    In our opinion, the accompanying statement of assets and liabilities of RWB/DFA U.S. High Book to Market Portfolio, and the statements of net assets of RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of RWB/DFA U.S. High Book to Market Portfolio, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio, (constituting portfolios within the Dimensional Investment Group Inc., hereafter referred to as the "Fund") at November 30, 1999, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
RWB/DFA INTERNATIONAL HIGH BOOK-TO-MARKET PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
JULY 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000      RWB/DFA INTERNATIONAL      MSCI EAFE INDEX (NET DIVIDENDS)
                   HIGH BOOK-TO-MARKET PORTFOLIO
Jun. 93                                  $10,000                          $10,000
Jul-93                                   $10,383                          $10,350
Aug-93                                   $10,983                          $10,909
Sep-93                                   $10,777                          $10,663
Oct-93                                   $11,046                          $10,992
Nov-93                                   $10,291                          $10,031
Dec-93                                   $11,111                          $10,755
Jan-94                                   $12,045                          $11,664
Feb-94                                   $11,921                          $11,632
Mar-94                                   $11,599                          $11,130
Apr-94                                   $11,983                          $11,602
May-94                                   $12,056                          $11,536
Jun-94                                   $12,191                          $11,699
Jul-94                                   $12,430                          $11,812
Aug-94                                   $12,617                          $12,092
Sep-94                                   $12,170                          $11,711
Oct-94                                   $12,679                          $12,101
Nov-94                                   $12,011                          $11,519
Dec-94                                   $12,085                          $11,592
Jan-95                                   $11,602                          $11,147
Feb-95                                   $11,570                          $11,115
Mar-95                                   $12,253                          $11,808
Apr-95                                   $12,632                          $12,252
May-95                                   $12,558                          $12,106
Jun-95                                   $12,433                          $11,893
Jul-95                                   $13,126                          $12,634
Aug-95                                   $12,675                          $12,153
Sep-95                                   $12,748                          $12,390
Oct-95                                   $12,506                          $12,056
Nov-95                                   $12,845                          $12,391
Dec-95                                   $13,471                          $12,891
Jan-96                                   $13,599                          $12,944
Feb-96                                   $13,684                          $12,988
Mar-96                                   $13,877                          $13,264
Apr-96                                   $14,413                          $13,650
May-96                                   $14,273                          $13,399
Jun-96                                   $14,326                          $13,474
Jul-96                                   $13,941                          $13,081
Aug-96                                   $13,994                          $13,110
Sep-96                                   $14,240                          $13,458
Oct-96                                   $14,100                          $13,321
Nov-96                                   $14,721                          $13,851
Dec-96                                   $14,534                          $13,672
Jan-97                                   $14,038                          $13,194
Feb-97                                   $14,170                          $13,410
Mar-97                                   $14,214                          $13,459
Apr-97                                   $14,137                          $13,530
May-97                                   $15,216                          $14,411
Jun-97                                   $15,866                          $15,205
Jul-97                                   $16,086                          $15,451
Aug-97                                   $15,029                          $14,297
Sep-97                                   $15,579                          $15,097
Oct-97                                   $14,765                          $13,938
Nov-97                                   $14,137                          $13,796
Dec-97                                   $14,075                          $13,916
Jan-98                                   $14,922                          $14,552
Feb-98                                   $15,895                          $15,486
Mar-98                                   $16,606                          $15,963
Apr-98                                   $16,652                          $16,089
May-98                                   $16,800                          $16,010
Jun-98                                   $16,641                          $16,132
Jul-98                                   $16,824                          $16,295
Aug-98                                   $14,625                          $14,276
Sep-98                                   $13,835                          $13,839
Oct-98                                   $15,209                          $15,281
Nov-98                                   $15,874                          $16,064
Dec-98                                   $16,182                          $16,698
Jan-99                                   $15,853                          $16,648
Feb-99                                   $15,454                          $16,252
Mar-99                                   $16,404                          $16,929
Apr-99                                   $17,378                          $17,615
May-99                                   $16,499                          $16,708
Jun-99                                   $17,238                          $17,360
Jul-99                                   $17,848                          $17,875
Aug-99                                   $18,025                          $17,941
Sep-99                                   $18,085                          $18,122
Oct-99                                   $18,003                          $18,793
Nov-99                                   $17,944                          $19,445

         ANNUALIZED              ONE     FIVE      FROM
         TOTAL RETURN (%)       YEAR    YEARS    JULY 1993
         -------------------------------------------------
                                13.04    8.36      9.54

- THE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF LARGE, NON-U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments in The DFA International Value Series of The DFA
  Investment Trust Company
  (19,708,436 Shares, Cost $193,515++) at Value.............  $   259,757
Receivable for Fund Shares Sold.............................           23
Receivable for Investment Securities Sold...................        1,360
Prepaid Expenses and Other Assets...........................            5
                                                              -----------
    Total Assets............................................      261,145
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................        1,383
Accrued Expenses and Other Liabilities......................           69
                                                              -----------
    Total Liabilities.......................................        1,452
                                                              -----------

NET ASSETS..................................................  $   259,693
                                                              ===========

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..................................   16,983,351
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     15.29
                                                              ===========
NET ASSETS CONSIST OF:
    Paid-In Capital.........................................  $   185,404
    Undistributed Net Investment Income.....................        4,980
    Undistributed Net Realized Gain.........................        3,068
    Unrealized Appreciation of Investment Securities........       66,241
                                                              -----------

    Total Net Assets........................................  $   259,693
                                                              ===========

--------------------------------------------------------------------------------
  ++  The cost for federal income tax purposes is $196,817.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................     $ 6,571
                                                       -------

EXPENSES
  Administrative Services.........................          27
  Accounting & Transfer Agent Fees................          21
  Client Service Fee..............................         466
  Legal Fees......................................           4
  Audit Fees......................................           1
  Filing Fees.....................................          22
  Shareholders' Reports...........................          21
  Directors' Fees and Expenses....................           3
  Other...........................................           2
                                                       -------
      Total Expenses..............................         567
                                                       -------
  NET INVESTMENT INCOME...........................       6,004
                                                       -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................         630
  Net Realized Gain on Investment Securities......       5,717
  Change in Unrealized Appreciation of Investment
    Securities....................................      21,097
                                                       -------
  NET GAIN ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY......................................      27,444
                                                       -------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................     $33,448
                                                       =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                         YEAR                YEAR
                                                                         ENDED               ENDED
                                                                       NOV. 30,            NOV. 30,
                                                                         1999                1998
                                                                       ---------           ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................           $  6,004            $  6,167
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................                630                 721
  Net Realized Gain (Loss) on Investment Securities.........              5,717              (1,829)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............             21,097              28,043
                                                                       --------            --------

      Net Increase (Decrease) in Net Assets Resulting from
        Operations..........................................             33,448              33,102
                                                                       --------            --------

Distributions From:
  Net Investment Income.....................................             (5,837)             (5,715)
  Net Realized Gains........................................               (919)             (4,682)
                                                                       --------            --------
      Total Distributions...................................             (6,756)            (10,397)
                                                                       --------            --------

Capital Share Transactions (1):
  Shares Issued.............................................             36,056              73,216
  Shares Issued in Lieu of Cash Distributions...............              6,756              10,397
  Shares Redeemed...........................................            (96,601)            (94,585)
                                                                       --------            --------

      Net Decrease From Capital Share Transactions..........            (53,789)            (10,972)
                                                                       --------            --------

      Total Increase (Decrease).............................            (27,097)             11,733

NET ASSETS
  Beginning of Period.......................................            286,790             275,057
                                                                       --------            --------
  End of Period.............................................           $259,693            $286,790
                                                                       ========            ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................              2,537               5,385
   Shares Issued in Lieu of Cash Distributions..............                501                 865
   Shares Redeemed..........................................             (6,747)             (6,978)
                                                                       --------            --------
                                                                         (3,709)               (728)
                                                                       ========            ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    YEAR        YEAR        YEAR        YEAR        YEAR
                                                    ENDED       ENDED       ENDED       ENDED       ENDED
                                                  NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                    1999        1998        1997        1996        1995
                                                  ---------   ---------   ---------   ---------   ---------
Net Asset Value, Beginning of Period............  $  13.86    $  12.84    $  13.76    $  12.02    $  11.44
                                                  --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.........................      0.35        0.30        0.22        0.22        0.19
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...................      1.42        1.21       (0.77)       1.53        0.60
                                                  --------    --------    --------    --------    --------
    Total from Investment Operations............      1.77        1.51       (0.55)       1.75        0.79
                                                  --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net Investment Income.........................     (0.29)      (0.27)      (0.23)      (0.01)      (0.19)
  Net Realized Gains............................     (0.05)      (0.22)      (0.14)         --       (0.02)
                                                  --------    --------    --------    --------    --------
    Total Distributions.........................     (0.34)      (0.49)      (0.37)      (0.01)      (0.21)
                                                  --------    --------    --------    --------    --------
Net Asset Value, End of Period..................  $  15.29    $  13.86    $  12.84    $  13.76    $  12.02
                                                  ========    ========    ========    ========    ========
Total Return....................................     13.03%      12.28%      (4.04)%     14.61%       6.95%
Net Assets, End of Period (thousands)...........  $259,693    $286,790    $275,057    $257,371    $172,017
Ratio of Expenses to Average Net Assets.........      0.50%       0.46%       0.50%       0.54%       0.68%
Ratio of Net Investment Income to
  Average Net Assets............................      2.20%       2.10%       1.72%       1.88%       1.85%
Portfolio Turnover Rate.........................       N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master Fund Series...      5.80%      15.41%      22.55%      12.23%       9.75%

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently consists of thirty-eight portfolios, of which the RWB/DFA International High Book to Market Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1999, the Portfolio owned 16% of the outstanding shares of the Series.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatment of net short-term capital gain distributions from The DFA Investment Trust Company, and or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

    The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1999, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets for each Fund.

    In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS a fee at the effective annual rate of 0.19% of its average daily net assets. Until March 26, 1999, this fee was 0.13% of its average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows:

Gross Unrealized Appreciation...............................          $62,940
Gross Unrealized Depreciation...............................               --
                                                                      -------
Net.........................................................          $62,940
                                                                      =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1999.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.:

    In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of RWB/DFA International High Book to Market Portfolio (constituting a portfolio within the DFA Investment Dimensions Group Inc., hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

------------------------------------------------------------
U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
APRIL 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000  U.S. LARGE CAP VALUE SERIES  RUSSELL 1000 VALUE INDEX
Mar-93                                 $10,000                   $10,000
Apr-93                                  $9,971                    $9,872
May-93                                 $10,079                   $10,070
Jun-93                                 $10,293                   $10,292
Jul-93                                 $10,440                   $10,407
Aug-93                                 $10,693                   $10,783
Sep-93                                 $10,507                   $10,800
Oct-93                                 $10,634                   $10,793
Nov-93                                 $10,535                   $10,570
Dec-93                                 $10,788                   $10,771
Jan-94                                 $11,098                   $11,178
Feb-94                                 $10,598                   $10,796
Mar-94                                 $10,169                   $10,394
Apr-94                                 $10,329                   $10,594
May-94                                 $10,259                   $10,716
Jun-94                                 $10,045                   $10,460
Jul-94                                 $10,490                   $10,785
Aug-94                                 $10,793                   $11,095
Sep-94                                 $10,478                   $10,726
Oct-94                                 $10,683                   $10,875
Nov-94                                 $10,204                   $10,436
Dec-94                                 $10,327                   $10,556
Jan-95                                 $10,565                   $10,881
Feb-95                                 $11,163                   $11,311
Mar-95                                 $11,334                   $11,559
Apr-95                                 $11,749                   $11,924
May-95                                 $12,361                   $12,426
Jun-95                                 $12,631                   $12,595
Jul-95                                 $13,185                   $13,033
Aug-95                                 $13,582                   $13,217
Sep-95                                 $14,051                   $13,695
Oct-95                                 $13,474                   $13,560
Nov-95                                 $14,211                   $14,247
Dec-95                                 $14,313                   $14,605
Jan-96                                 $14,720                   $15,060
Feb-96                                 $14,939                   $15,175
Mar-96                                 $15,459                   $15,433
Apr-96                                 $15,712                   $15,492
May-96                                 $15,978                   $15,685
Jun-96                                 $15,513                   $15,698
Jul-96                                 $14,824                   $15,104
Aug-96                                 $15,413                   $15,536
Sep-96                                 $15,721                   $16,155
Oct-96                                 $16,235                   $16,780
Nov-96                                 $17,406                   $17,996
Dec-96                                 $17,235                   $17,766
Jan-97                                 $17,852                   $18,628
Feb-97                                 $18,207                   $18,902
Mar-97                                 $17,374                   $18,221
Apr-97                                 $17,945                   $18,986
May-97                                 $19,338                   $20,048
Jun-97                                 $19,933                   $20,908
Jul-97                                 $21,931                   $22,480
Aug-97                                 $21,608                   $21,680
Sep-97                                 $22,747                   $22,989
Oct-97                                 $21,582                   $22,348
Nov-97                                 $21,811                   $23,336
Dec-97                                 $22,116                   $24,017
Jan-98                                 $22,411                   $23,678
Feb-98                                 $24,369                   $25,272
Mar-98                                 $25,736                   $26,819
Apr-98                                 $25,878                   $26,998
May-98                                 $25,661                   $26,599
Jun-98                                 $25,599                   $26,939
Jul-98                                 $24,711                   $26,465
Aug-98                                 $20,213                   $22,527
Sep-98                                 $21,238                   $23,820
Oct-98                                 $22,973                   $25,666
Nov-98                                 $24,411                   $26,862
Dec-98                                 $24,817                   $27,775
Jan-99                                 $25,298                   $27,998
Feb-99                                 $24,648                   $27,603
Mar-99                                 $25,444                   $28,174
Apr-99                                 $28,151                   $30,806
May-99                                 $28,123                   $30,467
Jun-99                                 $28,593                   $31,350
Jul-99                                 $27,409                   $30,432
Aug-99                                 $26,425                   $29,303
Sep-99                                 $25,006                   $28,280
Oct-99                                 $25,964                   $29,909
Nov-99                                 $25,541                   $29,676

    ANNUALIZED                  ONE         FIVE           FROM
    TOTAL RETURN (%)           YEAR        YEARS        APRIL 1993
    --------------------------------------------------------------
                               4.63        20.14          15.10

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $12 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF LARGE CAP HIGH BOOK-TO-MARKET U.S. COMPANIES.

Past performance is not predictive of future performance.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000  DFA INTERNATIONAL VALUE SERIES  MSCI EAFE INDEX (NET DIVIDENDS)
                                          $10,000                          $10,000
Mar-94                                     $9,733                           $9,569
Apr-94                                    $10,060                           $9,975
May-94                                    $10,119                           $9,918
Jun-94                                    $10,239                          $10,058
Jul-94                                    $10,438                          $10,155
Aug-94                                    $10,598                          $10,396
Sep-94                                    $10,228                          $10,068
Oct-94                                    $10,658                          $10,404
Nov-94                                    $10,099                           $9,903
Dec-94                                    $10,159                           $9,966
Jan-95                                     $9,757                           $9,583
Feb-95                                     $9,736                           $9,556
Mar-95                                    $10,312                          $10,152
Apr-95                                    $10,633                          $10,533
May-95                                    $10,573                          $10,408
Jun-95                                    $10,463                          $10,225
Jul-95                                    $11,052                          $10,862
Aug-95                                    $10,676                          $10,448
Sep-95                                    $10,740                          $10,652
Oct-95                                    $10,536                          $10,365
Nov-95                                    $10,826                          $10,653
Dec-95                                    $11,351                          $11,083
Jan-96                                    $11,464                          $11,128
Feb-96                                    $11,537                          $11,166
Mar-96                                    $11,698                          $11,404
Apr-96                                    $12,154                          $11,736
May-96                                    $12,040                          $11,520
Jun-96                                    $12,083                          $11,584
Jul-96                                    $11,760                          $11,246
Aug-96                                    $11,811                          $11,271
Sep-96                                    $12,019                          $11,570
Oct-96                                    $11,904                          $11,452
Nov-96                                    $12,434                          $11,908
Dec-96                                    $12,271                          $11,755
Jan-97                                    $11,861                          $11,343
Feb-97                                    $11,969                          $11,529
Mar-97                                    $12,013                          $11,571
Apr-97                                    $11,948                          $11,632
May-97                                    $12,855                          $12,389
Jun-97                                    $13,413                          $13,072
Jul-97                                    $13,598                          $13,284
Aug-97                                    $12,706                          $12,291
Sep-97                                    $13,174                          $12,980
Oct-97                                    $12,483                          $11,983
Nov-97                                    $11,955                          $11,861
Dec-97                                    $11,907                          $11,964
Jan-98                                    $12,627                          $12,511
Feb-98                                    $13,456                          $13,314
Mar-98                                    $14,051                          $13,724
Apr-98                                    $14,095                          $13,832
May-98                                    $14,227                          $13,764
Jun-98                                    $14,089                          $13,869
Jul-98                                    $14,245                          $14,009
Aug-98                                    $12,382                          $12,273
Sep-98                                    $11,716                          $11,898
Oct-98                                    $12,883                          $13,138
Nov-98                                    $13,448                          $13,810
Dec-98                                    $13,711                          $14,356
Jan-99                                    $13,439                          $14,313
Feb-99                                    $13,099                          $13,972
Mar-99                                    $13,906                          $14,555
Apr-99                                    $14,732                          $15,144
May-99                                    $13,985                          $14,364
Jun-99                                    $14,616                          $14,924
Jul-99                                    $15,144                          $15,368
Aug-99                                    $15,292                          $15,425
Sep-99                                    $15,347                          $15,580
Oct-99                                    $15,278                          $16,157
Nov-99                                    $15,231                          $16,717

    ANNUALIZED                  ONE         FIVE           FROM
    TOTAL RETURN (%)           YEAR        YEARS        MARCH 1994
    --------------------------------------------------------------
                               13.25        8.56           7.59

- THE SERIES INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF LARGE, NON-U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.8%)
 AK Steel Holding Corp.................................      182,000   $    3,014,375
 *AMR Corp.............................................      565,000       34,394,375
 *Advanced Micro Devices, Inc..........................      485,900       13,726,675
 Aegon NV..............................................      151,614       13,664,212
 Aetna, Inc............................................      544,726       29,755,658
 Airborne Freight Corp.................................      139,000        3,223,062
 *Airgas, Inc..........................................       28,800          280,800
 *Alaska Air Group, Inc................................      111,200        4,225,600
 Albemarle Corp........................................      102,100        1,978,187
 Alexander & Baldwin, Inc..............................      164,000        3,741,250
 *Allegheny Corp.......................................       16,822        3,229,824
 Alliant Energy Corp...................................      217,700        5,891,506
 Allmerica Financial Corp..............................       80,600        4,448,112
 *Allstate Corp........................................      309,400        8,102,412
 Ambac, Inc............................................      140,300        7,646,350
 Amerada Hess Corp.....................................      115,100        6,668,606
 *America West Holdings Corp. Class B..................      108,800        2,196,400
 American Annuity Group, Inc...........................       37,600          606,300
 American Financial Group, Inc.........................      178,100        4,797,569
 American Greetings Corp. Class A......................      170,200        4,010,337
 American National Insurance Co........................       38,900        2,594,144
 Amerus Life Holdings, Inc. Class A....................       45,600        1,074,450
 Apache Corp...........................................       19,700          705,506
 Archer-Daniels Midland Co.............................    1,958,076       24,353,570
 *Arrow Electronics, Inc...............................      437,600       10,010,100
 Ashland, Inc..........................................      198,500        6,699,375
 *AutoNation, Inc......................................    2,068,600       19,263,837
 *Avnet, Inc...........................................      115,600        6,350,775
 *BJ Services, Co......................................       96,900        3,379,387
 Bancwest Corp.........................................      108,900        4,798,406
 Bear Stearns Companies, Inc...........................      376,170       15,352,438
 Belo (A.H.) Corp. Class A.............................      306,800        5,522,400
 *Bethlehem Steel Corp.................................      444,400        2,777,500
 Black & Decker Corp...................................       28,800        1,292,400
 Block Drug Co., Inc. Class A..........................        1,127           32,983
 Boise Cascade Corp....................................      172,100        5,958,962
 *Borders Group, Inc...................................       22,700          351,850
 Borg Warner Automotive, Inc...........................       74,400        3,013,200
 Bowater, Inc..........................................      158,200        7,751,800
 Brunswick Corp........................................      273,500        5,965,719
 Burlington Northern Santa Fe Corp.....................    1,833,200       53,162,800
 *CBRL Group, Inc......................................      270,000        2,986,875
 CIGNA Corp............................................        5,124          421,449
 *CNA Financial Corp...................................      562,900       21,953,100
 CSX Corp..............................................      672,700       23,922,894
 Capital Re Corp.......................................       26,600          365,750
 Centex Corp...........................................      222,500        5,284,375
 Champion International Corp...........................      293,700       16,281,994
 Chesapeake Corp.......................................       15,100          482,256
 *Chris-Craft Industries, Inc..........................       74,072        5,138,745
 Cincinnati Financial Corp.............................      470,280       15,651,506
 *Coca-Cola Enterprises, Inc...........................      258,200        5,470,612
 Commerce Group, Inc...................................       93,100        2,595,162
 Conseco, Inc..........................................    1,006,800       20,387,700
 Consolidated Papers, Inc..............................      196,100        5,735,925
 *Consolidated Stores Corp.............................      166,900        2,628,675
 Cooper Tire & Rubber Co...............................      221,400        3,321,000
 Corn Products International, Inc......................      116,200        3,645,775
 Countrywide Credit Industries, Inc....................      346,200        9,736,875
 Crown Cork & Seal Co., Inc............................      393,100        8,009,412
 Cummins Engine Co., Inc...............................      125,500        5,082,750
                                                            SHARES             VALUE+
                                                            ------             ------
 *Dana Corp............................................       82,800   $    2,297,700
 Delphi Automotive Systems Corp........................    1,096,830       17,275,072
 *Delta Air Lines, Inc.................................      284,500       14,011,625
 Dillards, Inc. Class A................................      329,700        6,223,087
 ENSCO International, Inc..............................      354,600        7,114,162
 EOG Resources, Inc....................................      217,800        4,029,300
 Earthgrains Co........................................      114,700        2,078,937
 *Eastman Chemical Co..................................       67,700        2,631,837
 Enhance Financial Services Group, Inc.................      116,400        1,993,350
 Everest Reinsurance Holdings, Inc.....................      211,300        5,018,375
 *Extended Stay America, Inc...........................      355,300        2,731,369
 *FMC Corp.............................................        1,000           48,500
 *Federal-Mogul Corp...................................      353,100        7,878,544
 *Federated Department Stores, Inc.....................      649,600       30,571,800
 Financial Security Assurance Holdings, Ltd............       41,800        2,207,562
 First American Financial Corp.........................      112,300        1,445,862
 First Citizens Bancshares, Inc. NC....................       10,300          749,325
 Florida East Coast Industries, Inc....................       62,500        2,546,875
 *Ford Motor Co........................................    2,120,900      107,105,450
 Fortune Brands, Inc...................................      574,000       19,623,625
 Fruit of The Loom, Inc. Class A.......................       65,300          122,437
 *GATX Corp............................................      113,400        3,728,025
 General Motors Corp...................................    1,569,300      112,989,600
 *General Motors Corp. Class H.........................      338,446       28,979,439
 Georgia-Pacific Corp..................................      445,000       17,716,562
 *Golden State Bancorp, Inc............................       32,600          633,662
 Golden West Financial Corp............................       90,800        9,165,125
 Goodrich (B.F.) Co....................................      109,800        2,477,362
 *Goodyear Tire & Rubber Co............................       32,000        1,080,000
 Great Atlantic & Pacific Tea Co., Inc.................      126,700        3,222,931
 *Greenpoint Financial Corp............................      206,700        5,232,094
 *Harris Corp..........................................      101,400        2,129,400
 *Healthsouth Corp.....................................    1,365,400        7,765,712
 Helmerich & Payne, Inc................................      151,600        3,429,950
 Hilton Hotels Corp....................................      684,200        6,884,763
 Hollinger International, Inc. Class A.................      268,700        3,375,544
 Horton (D.R.), Inc....................................      355,300        4,885,375
 *Humana, Inc..........................................      510,600        3,574,200
 IBP, Inc..............................................      288,400        6,362,825
 IMC Global, Inc.......................................      426,700        6,880,538
 *Ikon Office Solutions, Inc...........................      512,000        3,424,000
 *Imation Corp.........................................        1,600           51,500
 *Ingram Micro, Inc....................................      266,900        3,553,106
 *#Integrated Health Services, Inc.....................       87,100           32,663
 *Interim Services, Inc................................      150,300        2,771,156
 International Paper Co................................      821,241       42,858,515
 *K Mart Corp..........................................    1,650,000       16,396,875
 Lafarge Corp..........................................      241,800        6,528,600
 *Lam Research Corp....................................       68,900        5,335,444
 *Lanier Worldwide, Inc................................      101,400          405,600
 Lehman Brothers Holdings, Inc.........................      362,000       27,647,750
 Lennar Corp...........................................       58,000          946,125
 Liberty Corp..........................................       40,400        1,848,300
 *Liberty Financial Companies, Inc.....................      160,000        3,760,000
 Lincoln National Corp.................................      446,100       18,596,794
 *Lockheed Martin Corp.................................       80,900        1,607,888
 Loews Corp............................................      329,600       21,094,400
 Longs Drug Stores Corp................................       50,900        1,278,863
 *Louisiana-Pacific Corp...............................      328,500        4,024,125
 Lubrizol Corp.........................................      182,000        4,982,250
 *Lyondell Chemical Co.................................      251,800        3,525,200

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 MBIA, Inc.............................................       92,900   $    4,645,000
 Mallinckrodt, Inc.....................................      205,200        6,822,900
 *Mandalay Resort Group................................      296,300        6,907,494
 *Manor Care, Inc......................................      222,000        4,453,875
 Mark IV Industries, Inc...............................       86,100        1,614,375
 Mead Corp.............................................      302,300       10,788,331
 Millennium Chemicals, Inc.............................      339,300        6,637,556
 *Mirage Resorts, Inc..................................      666,900        8,544,656
 Mitchell Energy & Development Corp. Class A...........       58,500        1,378,406
 Mitchell Energy & Development Corp. Class B...........       31,600          726,800
 *Modis Professional Services, Inc.....................       89,500          956,531
 Murphy Oil Corp.......................................       11,000          621,500
 Nabisco Group Holdings Corp...........................    1,009,380       11,670,956
 *National Semiconductor Corp..........................      348,300       14,802,750
 Norfolk Southern Corp.................................    1,169,900       25,006,613
 Northrop Grumman Corp.................................      234,000       13,147,875
 Occidental Petroleum Corp.............................      650,800       14,276,925
 *Officemax, Inc.......................................      367,200        2,249,100
 *#Ohio Casualty Corp..................................      213,800        3,293,856
 Old Republic International Corp.......................      553,275        6,915,938
 Olsten Corp...........................................       13,300          134,663
 Omnicare, Inc.........................................      306,600        4,158,263
 *Owens-Illinois, Inc..................................      330,700        7,916,131
 PMI Group, Inc........................................       95,100        4,749,056
 Pacific Century Financial Corp........................      207,800        4,078,075
 *Pacificare Health Systems, Inc. 5% Cumulative,
   Convertible, Redeemable, Class A....................       51,296        2,404,500
 *Pactiv Corporation...................................      615,100        6,304,775
 *Park Place Entertainment Corp........................      586,400        7,549,900
 Penney (J.C.) Co., Inc................................    1,065,700       23,778,431
 Penzoil Quaker State Co...............................       55,600          576,850
 *Phelps Dodge Corp....................................      212,712       11,061,024
 *Pioneer Natural Resources Co.........................      480,400        3,993,325
 Potlatch Corp.........................................       94,600        3,825,388
 *Premier Parks, Inc...................................       24,000          600,000
 *Pride International, Inc.............................       50,000          718,750
 Pulte Corp............................................      127,600        2,559,975
 Questar Corp..........................................      251,400        4,320,938
 *R & B Falcon Corp....................................      695,800        8,610,525
 RJ Reynolds Tobacco Holdings, Inc.....................      416,193        8,870,113
 Radian Group, Inc.....................................       47,000        2,297,125
 Rayonier, Inc.........................................       83,000        3,688,313
 *Raytheon Co. Class A.................................      246,900        7,190,963
 *Raytheon Co. Class B.................................      188,900        5,796,869
 Reynolds Metals Co....................................      194,900       12,193,431
 *Rowan Companies, Inc.................................      279,300        4,783,013
 Russell Corp..........................................      137,400        1,794,788
 Ryder System, Inc.....................................      268,800        6,064,800
 Safeco Corp...........................................      480,300       11,392,116
 *Safety-Kleen Corp....................................      195,700        2,299,475
 Saint Paul Companies, Inc.............................      695,326       20,990,154
 *Saks, Inc............................................      421,400        7,374,500
 *Seagate Technology, Inc..............................       61,100        2,260,700
 *Sears, Roebuck & Co..................................      547,000       18,700,563
 *Sensormatic Electronics Corp.........................      401,800        6,403,688
 Service Corp. International...........................      825,600        6,243,600
 *Silicon Graphics, Inc................................      456,700        4,310,106
 *Smurfit-Stone Container Corp.........................      235,026        4,509,561
 Sovereign Bancorp, Inc................................      154,700        1,370,545
 *Spiegel, Inc. Class A Non-Voting.....................        9,600           76,500
 Springs Industries, Inc. Class A......................        7,700          308,000
                                                            SHARES             VALUE+
                                                            ------             ------
 St. Joe Corp..........................................       78,400   $    1,754,200
 Starwood Hotels and Resorts Worldwide, Inc............      548,600       12,240,638
 *Sunoco, Inc..........................................      328,000        8,384,500
 *Tech Data Corp.......................................       72,500        1,780,781
 *Tecumseh Products Co. Class A........................       58,300        2,800,222
 Tecumseh Products Co. Class B.........................       14,400          627,300
 Telephone & Data Systems, Inc.........................       11,000        1,465,063
 Temple-Inland, Inc....................................      138,200        7,911,950
 *Tenet Healthcare Corp................................      658,000       14,681,625
 Tenneco Automotive, Inc...............................      123,020          968,783
 Terra Industries, Inc.................................       61,400          126,638
 *Thermo-Electron Corp.................................      485,600        7,284,000
 Tidewater, Inc........................................      164,000        5,237,750
 Timken Co.............................................      270,800        5,179,050
 *Toys R Us, Inc.......................................      760,200       13,303,500
 Travelers Property Casualty Corp......................      477,000       15,890,063
 *Trinity Industries, Inc..............................       85,000        2,486,250
 *UAL Corp.............................................      158,400       10,890,000
 UMB Financial Corp....................................       46,600        1,893,125
 USX-Marathon Group, Inc...............................      675,450       17,857,209
 USX-US Steel Group....................................      314,400        7,958,250
 Ultramar Diamond Shamrock Corp........................      265,400        6,717,938
 *Unifi, Inc...........................................       73,000          967,250
 Union Pacific Corp....................................      792,800       37,311,150
 Union Pacific Resources Group, Inc....................      773,900       10,109,069
 *United Rentals, Inc..................................       96,400        1,662,900
 Unitrin, Inc..........................................      223,800        8,364,525
 *Unova, Inc...........................................      273,500        3,589,688
 UnumProvident Corp....................................      519,089       16,902,836
 Valero Energy Corp....................................      268,500        5,571,375
 Valhi, Inc............................................      158,500        1,713,781
 *Venator Group, Inc...................................      494,500        3,399,688
 *Vishay Intertechnology, Inc..........................      203,455        5,887,479
 Wallace Computer Services, Inc........................       31,000          621,938
 Weis Markets, Inc.....................................       20,800          854,100
 Wesco Financial Corp..................................       12,540        3,448,500
 Westvaco Corp.........................................      305,550        9,223,791
 Worthington Industries, Inc...........................      184,000        2,932,500
 *Ziff-Davis, Inc......................................       20,000          368,750
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,706,931,282)................................                 1,776,092,181
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (0.2%)
Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
  12/01/99 (Collateralized by U.S. Treasury Notes
  6.125%, 07/31/00, valued at $3,379,363) to be
  repurchased at $3,328,490.
  (Cost $3,328,000)....................................   $    3,328        3,328,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,710,259,282)++..............................                $1,779,420,181
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,710,428,739.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES          VALUE+
                                                               ------          ------
JAPAN -- (28.2%)
COMMON STOCKS -- (28.2%)
 Aichi Bank, Ltd.......................................       10,500   $      813,818
 Aisin Seiki Co., Ltd..................................      137,000        2,083,456
 Amada Co., Ltd........................................      376,000        2,134,168
 Amano Corp............................................      115,000          804,668
 #Aomori Bank, Ltd.....................................      170,000          707,051
 Aoyama Trading Co., Ltd...............................       41,100          977,374
 Asahi Glass Co., Ltd..................................      140,000        1,124,822
 *Ashikaga Bank, Ltd...................................      808,000        1,739,589
 Awa Bank, Ltd.........................................      196,600        1,010,079
 Bank of Ikeda, Ltd....................................       13,000          720,066
 Bank of Iwate, Ltd....................................       18,590          827,758
 *Bank of Kinki, Ltd...................................      225,000          616,529
 #Bank of Kyoto, Ltd...................................      347,400        2,039,829
 Bank of Nagoya, Ltd...................................      185,000        1,140,578
 #Bank of Saga, Ltd....................................      215,000          786,906
 Bank of Yokohama, Ltd.................................      978,000        4,431,314
 #Best Denki Co., Ltd..................................      153,000        1,497,284
 Canon Sales Co., Inc..................................      124,900        1,711,210
 Casio Computer Co., Ltd...............................       60,000          408,670
 #Chiba Bank, Ltd......................................      941,000        5,037,206
 Chiyoda Fire and Marine Insurance Co., Ltd............      444,150        1,443,047
 Chudenko Corp.........................................       84,460        1,472,894
 #Chugoku Bank, Ltd....................................      199,000        2,243,460
 Citizen Watch Co., Ltd................................      317,000        1,941,987
 Cosmo Oil Co., Ltd....................................      764,000        1,196,261
 Dai Nippon Pharmaceutical Co., Ltd....................      203,000        1,358,829
 Dai Tokyo Fire & Marine Insurance Co., Ltd............      529,000        2,262,298
 Daicel Chemical Industries, Ltd.......................      485,000        1,433,380
 Daio Paper Corp.......................................        3,000           23,017
 Daisan Bank, Ltd......................................       68,000          299,457
 Daishi Bank, Ltd......................................      355,000        1,396,584
 Daito Trust Construction Co., Ltd.....................      180,784        2,282,246
 Daiwa Bank, Ltd.......................................      500,000        1,688,114
 Daiwa House Industry Co., Ltd.........................      663,000        5,969,172
 Daiwa Kosho Lease Co., Ltd............................      193,000          746,049
 *#Daiwa Securities Co., Ltd...........................    1,693,000       24,156,121
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000          993,247
 Ehime Bank, Ltd.......................................      143,000          629,740
 #Eighteenth Bank, Ltd.................................      226,000          875,823
 Ezaki Glico Co., Ltd..................................      174,600          837,246
 Fuji Photo Film Co., Ltd..............................      355,000       14,417,474
 Fukui Bank, Ltd.......................................      343,000          899,584
 #Fukuoka City Bank, Ltd...............................      264,532        1,255,546
 #Fukuyama Transporting Co., Ltd.......................      266,000        1,900,278
 Futaba Corp...........................................       16,000          613,789
 Futaba Industrial Co., Ltd............................       85,000          986,544
 Hanshin Electric Railway Co., Ltd.....................      141,000          420,854
 Higo Bank, Ltd........................................      308,000        1,350,335
 *Hino Motors, Ltd.....................................      398,000        1,265,841
 Hiroshima Bank, Ltd...................................      593,000        2,303,870
 Hitachi Construction Machinery Co., Ltd...............       64,000          328,815
 #Hitachi Maxell, Ltd..................................       96,000        2,574,154
 Hitachi Metals, Ltd...................................      360,000        1,655,820
                                                               SHARES          VALUE+
                                                               ------          ------
 #Hitachi Transport System, Ltd........................      138,000   $      767,079
 Hitachi, Ltd..........................................    3,717,000       51,289,020
 #Hokuetsu Bank........................................      275,330          811,022
 #Hokuetsu Paper Mills, Ltd............................      162,000        1,255,605
 *Hokuriku Bank, Ltd...................................      891,000        2,101,394
 House Foods Corp......................................      115,000        1,632,969
 Hyakugo Bank, Ltd. (105th Bank).......................      258,000        1,232,118
 #Hyakujishi Bank, Ltd.................................      314,000        2,021,940
 Inax Corp.............................................      309,000        1,829,475
 *Itochu Corp..........................................    1,000,000        5,949,991
 Itoham Foods, Inc.....................................      284,000        1,270,127
 Japan Pulp and Paper Co., Ltd.........................       27,000           87,195
 Joyo Bank, Ltd........................................       45,000          207,418
 Juroku Bank, Ltd......................................      349,000        1,591,564
 KDD Corporation.......................................       14,500        2,000,782
 Kagoshima Bank, Ltd...................................      266,000        1,174,008
 Kajima Corp...........................................      826,000        2,780,681
 Kamigumi Co., Ltd.....................................      357,000        1,519,743
 Kandenko Co., Ltd.....................................      266,000        1,400,479
 Kansai Paint Co., Ltd., Osaka.........................      108,000          271,625
 Katokichi Co., Ltd....................................       72,000        1,807,310
 *Kikkoman Corp........................................      256,000        1,969,134
 Kinden Corp...........................................       67,000          538,308
 Kissei Pharmaceutical Co., Ltd........................       40,000          670,157
 Koa Fire & Marine Insurance Co., Ltd..................       45,000          136,077
 *Kobe Steel, Ltd......................................    2,632,000        2,009,061
 Koito Manufacturing Co., Ltd..........................      146,000          685,815
 Kokusai Securities Co., Ltd...........................      100,000        1,590,253
 Komatsu, Ltd..........................................    1,279,000        7,196,994
 #Komori Corp..........................................       74,000        1,451,974
 Konica Corp...........................................       71,000          284,875
 Koyo Seiko Co.........................................      198,000        1,937,662
 Kureha Chemical Industry Co., Ltd.....................      263,000          710,358
 Lion Corp.............................................      320,000        1,227,577
 Makita Corp...........................................      209,000        1,902,138
 *Marubeni Corp........................................    1,942,000        7,544,882
 Maruichi Steel Tube, Ltd..............................      117,000        1,488,476
 #Matsushita Electric Industrial Co., Ltd..............    1,933,000       48,899,580
 #Matsushita Electric Works, Ltd.......................      190,000        1,831,482
 Michinoku Bank, Ltd...................................      187,000        1,125,458
 Mitsubishi Chemical Corp..............................      400,000        1,651,905
 Mitsubishi Electric Corp..............................    1,000,000        5,930,419
 Mitsubishi Gas Chemical Co., Inc......................      548,000        1,254,900
 *Mitsubishi Materials Corp............................      975,000        2,099,133
 *#Mitsubishi Motors Corp..............................      866,000        4,017,066
 Mitsui Chemicals, Inc.................................          800            6,545
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000          611,440
 Mitsui Trust & Banking Co., Ltd.......................    1,030,000        3,175,123
 #Mori Seiki Co., Ltd..................................      121,000        1,657,777
 Musashino Bank, Ltd...................................       26,000        1,208,592
 *NKK Corp.............................................    2,612,000        2,070,479
 NTN Corp..............................................      398,000        1,382,688
 Nanto Bank, Ltd.......................................      288,000        2,260,370
 *National House Industrial Co., Ltd...................       95,000          669,374
 Nichicon Corp.........................................       54,000        1,194,304
 Nichirei Corp.........................................      366,000        1,020,795
 Nifco, Inc............................................       45,000          543,866

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Nikko Securities Co., Ltd.............................      800,000   $    9,942,748
 *Nippon Credit Bank, Ltd..............................    1,683,000                0
 Nippon Mitsubishi Oil Company.........................    1,598,000        7,052,873
 Nippon Sanso Corp.....................................      367,000        1,149,288
 Nippon Sheet Glass Co., Ltd...........................      200,000        1,158,682
 Nippon Shokubai Co., Ltd..............................      163,000          749,718
 #Nishimatsu Construction Co., Ltd.....................      359,000        1,612,575
 #Nishi-Nippon Bank, Ltd...............................       23,540          100,900
 Nissei Sangyo Co., Ltd................................      110,050        1,626,222
 Nisshin Flour Milling Co., Ltd........................       96,000          702,725
 Nisshin Steel Co., Ltd................................    1,318,000        1,354,308
 *Nisshinbo Industries, Inc............................      305,000        1,540,147
 *Nissho Iwai Corp.....................................      544,000          489,778
 Obayashi Corp.........................................      520,000        2,666,535
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          244,654
 Oita Bank, Ltd........................................      145,000          737,877
 Oji Paper Co., Ltd....................................      275,000        1,762,734
 *Oki Electric Industry Co., Ltd.......................      400,000        2,372,167
 Okumura Corp..........................................      322,000        1,087,146
 Pioneer Electronic....................................      182,000        4,051,963
 *#Q.P. Corp...........................................      168,000        1,175,515
 #Ryosan Co., Ltd......................................       53,000        1,296,667
 Sakura Bank, Ltd......................................      816,000        6,029,063
 San In Godo Bank, Ltd.................................      222,000        1,640,260
 Sanyo Electric........................................    2,565,000       10,166,117
 Seino Transportation Co., Ltd.........................      197,000        1,185,643
 Sekisui Chemical Co., Ltd.............................      557,000        2,643,685
 #Sekisui House, Ltd...................................      938,000        9,087,633
 Sharp Corp. Osaka.....................................      200,000        4,080,833
 #Shiga Bank, Ltd......................................      272,000        1,330,919
 Shimachu Co., Ltd.....................................       20,200          286,637
 Shimadzu Corp.........................................      181,000          743,945
 Shimizu Corp..........................................      997,000        3,375,857
 Shinwa Bank, Ltd......................................       50,000          144,835
 Shionogi & Co., Ltd...................................      455,000        5,387,775
 Showa Shell Sekiyu KK.................................       75,000          427,900
 Snow Brand Milk Products Co., Ltd.....................      419,000        1,701,668
 #Stanley Electric Co., Ltd............................      246,000        1,379,439
 Sumitomo Corp.........................................      918,000        8,938,785
 Sumitomo Forestry Co., Ltd............................      136,000          971,571
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000        1,420,345
 *Sumitomo Metal Mining Co., Ltd.......................      313,000          713,696
 #Sumitomo Realty & Development Co., Ltd...............      488,000        1,814,747
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          180,026
 TEC Corp..............................................      345,000        1,083,769
 TOC Co., Ltd..........................................          950            6,536
 Taiheiyo Cement Corp..................................      746,000        1,467,397
 #Taisei Corp..........................................    1,325,000        2,813,768
 Takara Standard Co., Ltd..............................      175,000          899,104
 #Takashimaya Co., Ltd.................................      214,000        1,803,141
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,039,409
 Teijin, Ltd...........................................      917,000        4,110,054
 Teikoku Oil Co., Ltd..................................      346,000        1,195,263
 Toda Corp.............................................      418,000        1,587,160
 Toho Bank, Ltd........................................      240,000        1,087,439
 Tokuyama Corp.........................................      248,000          944,091
 Tokyo Style Co., Ltd..................................      133,000        1,184,420
 *Tokyo Tomin Bank, Ltd................................       30,900          922,298
 Tostem Corp...........................................      188,000        3,376,033
 Toto, Ltd.............................................      247,000        1,510,740
                                                               SHARES          VALUE+
                                                               ------          ------
 Toyo Seikan Kaisha, Ltd...............................      287,600   $    5,150,539
 Toyo Suisan Kaisha, Ltd...............................      116,000          896,805
 #Toyo Trust & Banking Co., Ltd........................      715,000        3,792,434
 Toyobo Co., Ltd.......................................      468,000          677,829
 Toyota Auto Body Co., Ltd.............................       86,000          683,388
 #Toyota Tsusho Corp...................................      314,000          983,314
 UNY Co., Ltd..........................................        5,000           52,356
 Victor Co. of Japan, Ltd..............................      246,000        1,687,586
 Wacoal Corp...........................................      149,000        1,328,365
 Yamagata Bank, Ltd....................................      153,700          782,150
 #Yamaguchi Bank.......................................      133,000        1,145,373
 Yamaha Corp...........................................        3,000           27,480
 Yamatake-Honeywell Co., Ltd...........................       87,000          634,291
 *Yasuda Trust & Banking Co., Ltd......................    1,434,000        2,764,573
 Yodogawa Steel Works, Ltd.............................      296,000          941,429
 Yokogawa Electric Corp................................      337,000        2,199,725
 Yokohama Rubber Co., Ltd..............................      404,000          937,006
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $490,065,450)..................................                   467,032,699
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $740,472).....................................                       741,992
                                                                       --------------
TOTAL -- JAPAN
  (Cost $490,805,922)..................................                   467,774,691
                                                                       --------------
UNITED KINGDOM -- (17.5%)
COMMON STOCKS -- (17.5%)
 Aggregate Industries P.L.C............................    1,300,668        1,465,648
 *Allied Domecq P.L.C. (New)...........................      146,994          781,372
 Anglian Water P.L.C...................................      151,281        1,595,068
 Antofagasta Holdings P.L.C............................       38,000          255,104
 Arjo Wiggins Appleton P.L.C...........................      814,500        2,477,771
 Associated British Foods P.L.C........................      766,096        3,816,078
 Associated British Ports Holdings P.L.C...............      375,400        1,778,762
 BAA P.L.C.............................................    1,083,993        7,656,968
 BG P.L.C..............................................    2,574,617       13,511,537
 BOC Group P.L.C.......................................      143,513        2,955,469
 BPB P.L.C.............................................      458,500        2,404,373
 Barclays P.L.C........................................      352,777       10,169,873
 Barratt Developments P.L.C............................      226,000        1,090,656
 Bass P.L.C............................................      682,070        7,680,427
 Beazer Group P.L.C....................................      239,257          558,263
 Berkeley Group P.L.C..................................      122,792        1,291,753
 Blue Circle Industries P.L.C..........................      338,731        1,940,852
 Britannic P.L.C.......................................      181,600        3,065,903
 British Airways P.L.C.................................      935,331        5,597,589
 British Land Co. P.L.C................................      502,381        3,620,666
 British Vita P.L.C....................................      216,100          831,206
 Brixton Estate P.L.C..................................      235,685          852,108
 Burford Holdings P.L.C................................      337,000          571,632
 CGU P.L.C.............................................    1,226,541       18,558,479
 Capital Shopping Centres P.L.C........................      395,375        2,484,236
 Caradon P.L.C.........................................      214,000          550,456
 Carillion P.L.C.......................................      194,858          346,043
 Chelsfield P.L.C......................................      236,036        1,234,953
 Chorion P.L.C.........................................       98,404           62,692
 Cookson Group P.L.C...................................      598,560        2,357,115
 *Corus Group P.L.C....................................    2,724,027        5,531,696
 Enterprise Oil P.L.C..................................      354,000        2,537,187
 Glynwed International P.L.C...........................      140,000          497,244

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Great Portland Estates P.L.C..........................      197,275   $      596,984
 Great Universal Stores P.L.C..........................      814,600        5,455,658
 Greenalls Group P.L.C.................................      255,461        1,196,213
 Hammerson P.L.C.......................................      280,000        2,040,262
 Hanson P.L.C..........................................      400,000        3,335,135
 Hilton Group P.L.C....................................    1,251,117        4,015,223
 Hyder P.L.C...........................................       90,415          616,341
 Imperial Chemical Industries P.L.C....................      300,000        3,058,003
 Invensys P.L.C........................................      379,594        1,765,383
 Johnson Matthey P.L.C.................................      178,000        1,885,291
 Lasmo P.L.C...........................................      936,935        1,850,410
 Lex Service P.L.C.....................................      121,933          922,469
 Lonmin P.L.C..........................................      232,440        2,087,982
 Marks & Spencer P.L.C.................................      158,500          634,898
 Mersey Docks & Harbour Co. P.L.C......................       53,050          374,728
 Meyer International P.L.C.............................      102,281          608,446
 Millennium and Copthorne Hotels P.L.C.................      219,300        1,336,001
 National Westminster Bank P.L.C.......................    1,145,655       26,293,872
 Norwich Union P.L.C...................................      871,000        6,155,924
 Peel Holdings P.L.C...................................       45,400          415,777
 Peninsular & Oriental Steam Navigation Co.............       68,000          997,482
 Pilkington P.L.C......................................    1,094,837        1,525,788
 Pillar Property P.L.C.................................       21,250          108,304
 Powergen P.L.C........................................      443,177        3,808,074
 RMC Group P.L.C.......................................      252,000        3,078,454
 Rank Group P.L.C......................................      793,530        2,474,012
 Rexam P.L.C...........................................      402,813        1,599,099
 Rio Tinto P.L.C.......................................      624,863       12,241,274
 Rolls-Royce P.L.C.....................................      331,808        1,006,743
 Royal & Sun Alliance Insurance Group P.L.C............    1,446,370        8,880,563
 Rugby Group P.L.C.....................................      549,000        1,112,671
 Safeway P.L.C.........................................    1,069,564        3,142,967
 Sainsbury (J.) P.L.C..................................    1,547,284        7,627,240
 Scottish & Newcastle P.L.C............................      322,000        2,464,257
 Severn Trent P.L.C....................................      210,597        2,636,401
 Shell Transport & Trading Co., P.L.C..................    1,800,000       13,818,352
 Signet Group P.L.C....................................      803,000          773,762
 Slough Estates P.L.C..................................      399,400        2,220,088
 Smith (David S.) Holdings P.L.C.......................      298,000          821,106
 Somerfield P.L.C......................................      165,142          227,515
 South West Water P.L.C................................       44,765          578,937
 Tarmac P.L.C..........................................      197,367        1,741,495
 Tate & Lyle P.L.C.....................................      443,200        3,022,970
 Taylor Woodrow P.L.C..................................      396,277          949,887
 Tesco P.L.C...........................................    4,395,931       11,867,446
 Thames Water P.L.C....................................      165,347        2,295,094
 Thistle Hotels P.L.C..................................      466,707        1,319,409
 Trinity P.L.C.........................................      220,450        1,929,365
 Unigate P.L.C.........................................      233,600        1,117,101
 Unilever P.L.C........................................      800,000        5,835,689
 United Assurance Group P.L.C..........................      335,000        1,947,486
 United Biscuits Holdings P.L.C........................      484,668        1,760,013
 United Utilities P.L.C................................      265,595        2,474,642
 Whitbread P.L.C.......................................      483,242        4,629,531
 Wilson Bowden P.L.C...................................       96,900        1,049,468
                                                               SHARES          VALUE+
                                                               ------          ------
 Wimpey (George) P.L.C.................................      348,650   $      696,899
 Wolseley P.L.C........................................      100,678          741,222
 Yorkshire Water P.L.C.................................      161,510          874,611
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $245,539,711)..................................                   290,169,596
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $360).........................................                           356
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $245,540,071)..................................                   290,169,952
                                                                       --------------
FRANCE -- (10.0%)
COMMON STOCKS -- (10.0%)
 AGF (Assurances Generales de France SA)...............       82,914        4,558,283
 Banque Nationale de Paris.............................      324,843       29,764,301
 *Banque Nationale de Paris Certified Value Rights
   07/15/02............................................       58,864          252,488
 Bongrain SA...........................................        1,653          524,281
 Christian Dior SA.....................................       31,100        5,589,583
 Colas SA..............................................        5,070          994,438
 Credit Commercial de France...........................       30,000        3,655,000
 Eridania Beghin-Say SA................................       18,900        2,112,348
 Esso SA...............................................        8,476          640,078
 *#Euro Disney SCA.....................................      758,586          695,068
 Faurecia SA...........................................        6,750          375,506
 Fonciere Lyonnaise SA.................................        2,168          279,197
 Fromageries Bel la Vache qui Rit......................          275          192,857
 GTM Entrepose.........................................       21,077        1,995,944
 Generale des Establissements Michelin SA Series B.....       59,300        2,376,395
 Groupe Danone.........................................       42,500        9,855,159
 Hachette Filipacchi Medias............................        6,500          334,438
 Imetal................................................       11,000        1,417,697
 LaFarge SA............................................       76,032        7,169,436
 Labinal SA............................................        6,400          702,404
 #Lyonnais des Eaux SA.................................       30,000        4,419,228
 Pechiney SA Series A..................................       55,475        3,214,574
 Pernod-Ricard.........................................       38,900        2,216,904
 Peugeot SA............................................       37,150        7,275,439
 #Rallye SA............................................       17,220        1,213,702
 *Remy Cointreau SA....................................       27,400          551,774
 Rhone-Poulenc SA Series A.............................      156,000        9,660,075
 SEB SA................................................        9,000          518,345
 Saint-Gobain..........................................       65,436       11,134,846
 Silic (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................          200           33,207
 Societe Generale Paris................................       70,432       15,176,254
 Sophia SA.............................................        7,700          303,221
 Thomson-CSF...........................................       87,203        2,529,621
 *Total SA.............................................      224,612       29,875,635
 Union Assurances Federales SA.........................        7,500          906,198
 Usinor................................................      167,800        2,568,126
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $99,988,048)...................................                   165,082,050
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
RIGHTS/WARRANTS -- (0.0%)
 *AGF (Assurances Generales de France SA) Warrants
   06/15/00............................................       41,214   $      145,242
 *Fonciere Lyonnaise SA Warrants 07/30/02..............          868              271
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $180,303)......................................                       145,513
                                                                       --------------
TOTAL -- FRANCE
  (Cost $100,168,351)..................................                   165,227,563
                                                                       --------------
GERMANY -- (9.6%)
COMMON STOCKS -- (9.6%)
 AGIV AG fuer Industrie & Verkehrswesen................       57,800        1,073,754
 #BASF AG..............................................      640,050       29,419,512
 BHW Holding AG, Berlin................................      167,300        2,947,914
 *Bankgesellschaft Berlin AG...........................      233,550        3,644,957
 Bayer AG..............................................      168,100        7,083,436
 Bayerische Vereinsbank AG.............................      290,000       17,987,031
 Berliner Kraft & Licht Bewag AG.......................      177,600        2,011,760
 Bilfinger & Berger Bau AG, Mannheim...................       46,500          856,811
 Commerzbank AG........................................      408,050       13,147,529
 Continental AG........................................       44,100          870,313
 DBV Holding AG........................................       44,000        2,259,455
 Deutsche Bank AG......................................      359,305       23,389,049
 Deutsche Lufthansa AG.................................      305,250        6,731,015
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       46,400        3,499,295
 Dresdner Bank AG......................................      331,200       15,340,126
 Dyckerhoff AG.........................................       22,750          733,014
 FPB Holding AG........................................        5,789          932,619
 Fresenius Medical Care AG.............................       37,600        3,070,361
 GEA AG................................................       11,799          356,408
 #Heidelberger Zement AG, Heidelberg...................       27,170        2,051,784
 Hochtief AG...........................................       91,150        3,482,966
 *Holzmann (Philipp) AG................................        1,860           48,318
 Karstadt Quelle AG....................................       70,000        2,382,295
 Linde AG..............................................       76,000        3,787,909
 *#MAN AG..............................................      140,000        4,257,119
 Merck KGAA............................................       58,000        1,751,984
 PWA Papierwerke Waldhof-Aschaffenburg AG..............        3,550          714,890
 *Thyssen Krupp AG.....................................      108,750        2,797,699
 Vereins & Westbank AG.................................       73,187        2,092,826
                                                                       --------------
TOTAL -- GERMANY
  (Cost $121,446,796)..................................                   158,722,149
                                                                       --------------
NETHERLANDS -- (7.1%)
COMMON STOCKS -- (7.1%)
 ABN Amro Holding NV...................................    1,320,538       32,137,222
 Asr Verzekeringsgroep NV..............................       41,171        2,379,491
 Buhrmann NV...........................................       80,524        1,265,637
 DSM NV................................................      124,392        4,258,456
 Fortis (NL)...........................................      558,051       19,121,265
 Ing Groep NV..........................................      732,972       41,218,420
 KLM (Koninklijke Luchtvaart Mij) NV...................       61,019        1,492,980
 Koninklijke KPN NV....................................       20,966        1,167,419
 *Koninklijke Vopak NV.................................       38,986        1,026,505
                                                               SHARES          VALUE+
                                                               ------          ------
 NV Holdingsmij de Telegraaf...........................        6,800   $      132,144
 *Philips Electronics NV...............................      101,200       12,314,249
 Vendex NV (non-food)..................................       11,391          300,500
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $58,429,322)...................................                   116,814,288
                                                                       --------------
SWITZERLAND -- (6.7%)
COMMON STOCKS -- (6.7%)
 Ascom Holding AG, Bern................................        1,410        3,000,132
 Baloise-Holding, Basel................................       26,676       21,412,836
 Banque Cantonale Vaudois..............................        5,795        1,784,893
 Bobst SA, Prilly......................................          513          596,556
 Ciba Spezialitaetenchemie Holding AG..................        2,100          151,803
 Financiere Richemont AG...............................        8,973       20,022,975
 Fischer (Georg) AG, Schaffhausen (Namen)..............       12,987        4,036,804
 Helvetia Patria Holding, St. Gallen...................        4,830        3,734,348
 Holderbank Financiere Glarus AG, Glarus...............          936        1,172,589
 Intershop Holding AG, Zuerich.........................        5,400        3,211,053
 Jelmoli Holding AG, Zuerich...........................          500          557,867
 *#Oerlikon-Buehrle Holding AG, Zuerich................       44,781        7,684,560
 Pargesa Holding SA, Geneve............................        1,935        3,101,585
 Roche Holding AG, Basel...............................          892       14,886,478
 Sairgroup, Zuerich....................................       37,480        7,715,667
 Schindler Holding AG, Hergiswil.......................        3,469        5,047,983
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................        8,066        4,431,311
 Sika Finanz AG, Baar..................................        1,280          411,948
 *Sulzer AG, Winterthur................................        8,280        5,157,824
 United Bank of Switzerland............................        7,000        1,914,035
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $83,540,662)...................................                   110,033,247
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $195).........................................                           191
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $83,540,857)...................................                   110,033,438
                                                                       --------------
ITALY -- (4.1%)
COMMON STOCKS -- (4.1%)
 #Banca Commerciale Italiana SpA.......................    3,565,000       18,127,240
 #Banca di Roma........................................    7,168,500        9,599,767
 Banca Toscana.........................................      607,000        2,163,579
 *Beni Stabili SpA, Roma...............................      500,000          175,702
 CIR SpA (Cie Industriale Riunite), Torino.............      885,000        2,129,717
 Cartiere Burgo SpA....................................      235,000        1,597,175
 *Fabbrica Italiana Magneti Marelli SpA................      350,000        1,180,575
 Fiat SpA..............................................      399,789       10,933,051
 Ifil Finanziaria Partecipazioni SpA...................      510,187        3,955,496
 #Italcementi Fabbriche Riunite Cemento SpA, Bergamo...      364,000        4,453,059
 #Montedison SpA.......................................    2,836,600        4,341,327
 #San Paolo-Imi SpA....................................      500,000        6,242,700

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 #Sirti SpA............................................       25,000   $      151,285
 Toro Assicurazioni Cia Anonima d'Assicurazione di
   Torino SpA..........................................      168,350        1,879,860
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $46,599,116)...................................                    66,930,533
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Finmeccanica SpA Warrants 06/30/00...................    2,406,375          107,821
                                                                       --------------
TOTAL -- ITALY
  (Cost $46,599,116)...................................                    67,038,354
                                                                       --------------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
 Aceralia Corporacion Siderurgica SA...................       22,500          263,477
 Acerinox SA...........................................      154,740        4,759,865
 Aumar (Autopistas del Mare Nostrum SA)................      176,800        3,031,640
 Autopistas Concesionaria Espanola SA..................      453,789        4,646,818
 Azucarera Ebro Agricolas SA...........................      111,600        1,794,527
 Banco Pastor SA, La Coruna............................       39,600        1,512,771
 Cementos Portland SA..................................       26,000          650,550
 Cia Espanola de Petroleous SA.........................      449,382        4,524,769
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       36,300          619,523
 Cristaleria Espanola SA, Madrid.......................       40,544        1,694,164
 ENDESA SA, Madrid.....................................      190,892        3,786,472
 Grupo Dragados SA, Madrid.............................      456,567        4,183,374
 Hidroelectrica del Cantabrico SA......................      299,700        4,300,138
 Iberdrola SA..........................................      535,000        7,455,395
 Metrovacesa SA........................................       94,462        1,678,737
 Union Electrica Fenosa SA.............................      230,000        3,876,717
 Vallehermoso SA.......................................      240,000        1,783,398
                                                                       --------------
TOTAL -- SPAIN
  (Cost $46,334,105)...................................                    50,562,335
                                                                       --------------
AUSTRALIA -- (2.7%)
COMMON STOCKS -- (2.7%)
 Amcor, Ltd............................................      505,844        2,195,589
 #Boral, Ltd...........................................    1,040,426        1,541,019
 CSR, Ltd..............................................      842,897        2,020,025
 Colonial, Ltd.........................................      242,133          965,078
 *GIO Australia Holdings, Ltd..........................      161,533          251,575
 Goodman Fielder, Ltd..................................      329,786          295,592
 MIM Holdings..........................................    1,407,905        1,172,426
 Mayne Nickless, Ltd...................................       92,828          241,938
 News Corp., Ltd.......................................    1,169,358       10,116,878
 Normandy Mining, Ltd..................................      460,290          330,637
 North, Ltd............................................      420,283          825,546
 Pacific Dunlop, Ltd...................................      756,467        1,014,643
 *Pasminco, Ltd........................................      292,385          278,796
 Pioneer International, Ltd............................      658,231        1,928,946
 Quantas Airways, Ltd..................................      906,085        2,378,811
 Rio Tinto, Ltd........................................      497,496        8,712,687
 Santos, Ltd...........................................      157,503          420,513
 #St. George Bank, Ltd.................................      120,080          731,269
 Stockland Trust Group.................................      162,426          340,730
 Suncorp-Metway Limited................................       52,500          271,326
                                                               SHARES          VALUE+
                                                               ------          ------
 WMC, Ltd..............................................      844,189   $    3,874,519
 Westpac Banking Corp..................................      715,661        4,815,475
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $40,727,467)...................................                    44,724,018
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $12,183)......................................                        12,077
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2.2% Class A
   (Cost $126).........................................           92              173
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $40,739,776)...................................                    44,736,268
                                                                       --------------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
 Assidomaen AB.........................................      213,850        3,597,272
 *#Boliden, Ltd........................................       57,213          154,793
 Fastighets AB Balder..................................        8,000           95,047
 Gambro AB Series A....................................       42,500          439,946
 *Gambro AB Series B...................................       15,900          163,656
 Invik and Co..........................................           32            2,447
 Invik and Co. AB Series B.............................          360           28,796
 Kinnevik Industrifoervaltnings AB Series A............        3,200           79,049
 Kinnevik Industrifoervaltnings AB Series B............       36,000          927,416
 Mo Och Domsjoe AB Series A............................        6,300          204,540
 Mo Och Domsjoe AB Series B............................      118,300        3,868,633
 NCC AB Series A.......................................       45,400          469,966
 NCC AB Series B.......................................       95,000          988,997
 SSAB Swedish Steel Series A...........................      129,900        1,665,573
 SSAB Swedish Steel Series B...........................       48,000          604,161
 Skandinaviska Enskilda Banken Series A................      100,000          952,825
 Svedala Industri......................................       28,700          481,088
 Svenska Cellulosa AB Series A.........................       57,000        1,575,690
 #Svenska Cellulosa AB Series B........................      217,600        6,053,659
 Svenska Handelsbanken Series A........................      240,000        3,274,893
 *Svenska Kullagerfabriken AB
   Series A............................................       68,400        1,460,362
 Svenska Kullagerfabriken AB
   Series B............................................       89,700        1,999,538
 Sydkraft AB Series C..................................        6,600          117,233
 Trelleborg AB Series B................................      146,400        1,214,110
 Volvo AB Series A.....................................      192,600        4,644,491
 Volvo AB Series B.....................................      305,100        7,411,228
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $38,625,606)...................................                    42,475,409
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Skandinaviska Enskilda Banken Series A Rights
   12/14/99
   (Cost $0)...........................................      100,000          108,222
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $4,023).......................................                         3,950
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $38,629,629)...................................                    42,587,581
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
HONG KONG -- (2.4%)
COMMON STOCKS -- (2.4%)
 Amoy Properties, Ltd..................................    4,570,500   $    3,530,966
 HKR International, Ltd................................    1,077,384          690,148
 Hang Lung Development Co., Ltd........................    2,126,000        2,203,625
 Hysan Development Co., Ltd............................    1,683,822        2,005,471
 Kerry Properties, Ltd.................................    1,261,000        1,501,881
 New World Development Co., Ltd........................    1,932,105        3,831,158
 *Shangri-La Asia, Ltd.................................    2,982,000        3,494,038
 *Sino Hotels (Holdings), Ltd..........................      353,653           44,625
 Sino Land Co., Ltd....................................    4,915,200        2,341,647
 Swire Pacific, Ltd. Series A..........................    1,062,000        6,098,710
 *Tsim Sha Tsui Properties, Ltd........................    1,174,000          748,259
 Wharf Holdings, Ltd...................................    3,776,914        9,580,361
 #Wheelock and Co., Ltd................................    3,243,000        3,298,774
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $53,728,027)...................................                    39,369,663
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $6,434).......................................                         6,440
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $53,734,461)...................................                    39,376,103
                                                                       --------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
 Asko Oyj..............................................       20,000          318,176
 #Enso Oy Series A.....................................      172,971        2,438,272
 Enso Oy Series R......................................      300,000        4,262,153
 Kemira Oyj............................................      229,200        1,333,900
 Kesko Oyj.............................................      141,500        1,513,080
 #Metra Oyj Series B...................................       43,200          725,539
 #Metsa-Serla Oyj Series B.............................      337,500        3,330,279
 *Metso Oyj............................................      112,709        1,219,966
 Outokumpu Oyj Series A................................      301,300        3,412,970
 Rautaruukki Oy Series K...............................      237,100        1,408,524
 Upm-Kymmene Oyj.......................................       48,900        1,634,661
                                                                       --------------
TOTAL -- FINLAND
  (Cost $21,481,132)...................................                    21,597,520
                                                                       --------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
 Banque Bruxelles Lambert VVPR.........................          128                3
 *Bekaert SA...........................................       34,000        1,727,114
 Cimenteries CBR Cementsedrijoen.......................       11,500        1,175,289
 Cofinimmo SA..........................................          300           30,962
 Credit Communal Holding Dexia Belgium.................        5,400          880,825
 Electrafina SA........................................        8,000          902,976
 *Fortis AG............................................       32,270          136,467
 Fortis AG VVPR........................................      290,430            2,924
 Glaverbel SA..........................................       14,812        1,312,433
 Glaverbel SA VVPR.....................................           22                0
 Groupe Bruxelles Lambert SA, Bruxelles................        6,300        1,085,988
 Nationale a Portefeuille..............................        4,029          354,966
 Sofina SA.............................................       10,500          396,568
 Solvay SA.............................................      101,490        7,561,984
 Suez Lyonnaise des Eaux...............................       19,080        2,806,786
 *Suez Lyonnaise des Eaux SA VVPR......................       19,080              192
                                                               SHARES          VALUE+
                                                               ------          ------
 *Suez Lyonnaise ds Eaux CVG...........................       19,080   $      230,537
 Tessenderlo Chemie....................................       14,400          643,763
 Union Miniere SA......................................       40,200        1,477,406
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $19,005,474)...................................                    20,727,183
                                                                       --------------
DENMARK -- (1.0%)
COMMON STOCKS -- (1.0%)
 Den Danske Bank A.S...................................       44,140        5,018,740
 *Forsikringsselskabet Codan A.S. Issue 99.............        2,554          201,009
 *Jyske Bank A.S.......................................       49,950          988,341
 Kapital Holdings A.S..................................       32,497        1,576,941
 Tele Danmark A.S......................................       60,000        3,865,817
 Unidanmark A.S. Series A..............................       72,884        5,524,632
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $13,665,852)...................................                    17,175,480
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $70)..........................................                            68
                                                                       --------------
TOTAL -- DENMARK
  (Cost $13,665,922)...................................                    17,175,548
                                                                       --------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
 Fraser & Neave, Ltd...................................      769,000        3,364,415
 Keppel Corp., Ltd.....................................    1,379,000        3,660,960
 Keppel Land, Ltd......................................      600,000          971,440
 Singapore Airlines, Ltd...............................       40,000          404,767
 Singapore Land, Ltd...................................    1,048,000        2,470,315
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $13,906,783)...................................                    10,871,897
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $2,101).......................................                         2,086
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $13,908,884)...................................                    10,873,983
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A.............................      105,892        1,563,121
 Den Norske Bank ASA Series A..........................      589,194        2,382,640
 *Kvaerner ASA.........................................       59,851        1,128,489
 Norsk Hydro ASA.......................................       31,700        1,238,661
 Norske Skogindustrier ASA Series A....................       52,781        2,337,375
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $10,772,768)...................................                     8,650,286
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $181).........................................                           174
                                                                       --------------
TOTAL -- NORWAY
  (Cost $10,772,949)...................................                     8,650,460
                                                                       --------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de Lisboa............       41,192        1,028,597

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Cimpor Cimentos de Portugal SA........................       85,253   $    1,334,814
 Portugal Telecom SA...................................      476,140        4,578,454
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $6,729,243)....................................                     6,941,865
                                                                       --------------
IRELAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 Independent Newspapers P.L.C..........................      245,186        1,283,748
 Irish Permanent P.L.C.................................       37,534          374,146
 Jefferson Smurfit Group P.L.C.........................      877,165        2,384,656
                                                                       --------------
TOTAL -- IRELAND
  (Cost $3,512,365)....................................                     4,042,550
                                                                       --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bank Austria AG.......................................       47,110        2,490,783
 Voest-Alpine Stahl AG.................................       13,596          457,645
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $2,738,771)....................................                     2,948,428
                                                                       --------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 Carter Holt Harvey, Ltd...............................    1,509,500        1,831,153
 *Lion Nathan, Ltd.....................................      476,400        1,056,272
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $3,178,163)....................................                     2,887,425
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $72)..........................................                            71
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $3,178,235)....................................                     2,887,496
                                                                       --------------
                                                               SHARES          VALUE+
                                                               ------          ------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency (Cost $476,119)........................                $      465,213
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)...................................      691,000           83,647
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   4.50%, 01/31/01, valued at $3,495,625) to be
   repurchased at $3,437,506.
   (Cost $3,437,000)...................................   $    3,437        3,437,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,425,959,953)++..............................                $1,652,873,615
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,426,309,289.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                             THE U.S. LARGE CAP   THE DFA INTERNATIONAL
                                                                VALUE SERIES          VALUE SERIES
                                                             ------------------   ---------------------
ASSETS:
Investments at Value.......................................     $ 1,779,420            $ 1,652,874
Collateral for Securities Loaned...........................           4,183                126,556
Receivables
  Dividends, Interest, and Tax Reclaims....................           4,718                  5,660
  Investment Securities Sold...............................          21,678                  4,068
  Fund Shares Sold.........................................              --                  1,477
Prepaid Expenses and Other Assets..........................             155                     91
                                                                -----------            -----------
    Total Assets...........................................       1,810,154              1,790,726
                                                                -----------            -----------

LIABILITIES:
Payable for Collateral on Securities Loaned................           4,183                126,556
Payable for Investment Securities Purchased................          17,528                  1,592
Payable for Fund Shares Redeemed...........................              19                  1,731
Accrued Expenses and Other Liabilities.....................             342                    470
                                                                -----------            -----------
    Total Liabilities......................................          22,072                130,349
                                                                -----------            -----------

NET ASSETS.................................................     $ 1,788,082            $ 1,660,377
                                                                ===========            ===========

SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)..................     100,488,493            125,974,987
                                                                ===========            ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...     $     17.79            $     13.18
                                                                ===========            ===========
Investments at Cost........................................     $ 1,710,259            $ 1,425,960
                                                                ===========            ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999
                             (AMOUNTS IN THOUSANDS)

                                                        THE U.S.           THE DFA
                                                       LARGE CAP        INTERNATIONAL
                                                      VALUE SERIES      VALUE SERIES
                                                      ------------      -------------
INVESTMENT INCOME:
  Dividends (Net of Foreign Taxes Withheld of $0
    and $3,879, respectively).....................      $ 34,606          $ 40,657
  Interest........................................         1,309               781
  Income from Securities Lending..................            57             1,324
                                                        --------          --------
      Total Investment Income.....................        35,972            42,762
                                                        --------          --------

EXPENSES
  Investment Advisory Services....................         1,831             3,481
  Accounting & Transfer Agent Fees................           722               839
  Custodian's Fee.................................           254               465
  Legal Fees......................................            31                34
  Audit Fees......................................            27                29
  Shareholders' Reports...........................            39                42
  Trustees' Fees and Expenses.....................             7                 7
  Other...........................................            39               114
                                                        --------          --------
      Total Expenses..............................         2,950             5,011
                                                        --------          --------
  NET INVESTMENT INCOME...........................        33,022            37,751
                                                        ========          ========

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net Realized Gain on Investment Securities......       310,039           100,874
  Net Realized Loss on Foreign Currency
    Transactions..................................            --              (341)
  Change in Unrealized Appreciation (Depreciation)
    of:
      Investment Securities.......................      (262,465)           81,414
      Translation of Foreign Currency Denominated
        Amounts...................................            --              (368)
                                                        --------          --------
  NET GAIN ON INVESTMENT SECURITIES...............        47,574           181,579
                                                        --------          --------
NET INCREASE IN ASSETS RESULTING FROM
  OPERATIONS......................................      $ 80,596          $219,330
                                                        ========          ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                      THE U.S. LARGE CAP VALUE    THE DFA INTERNATIONAL VALUE
                                               SERIES                       SERIES
                                      -------------------------   ---------------------------
                                         YEAR          YEAR           YEAR           YEAR
                                         ENDED         ENDED         ENDED          ENDED
                                       NOV. 30,      NOV. 30,       NOV. 30,       NOV. 30,
                                         1999          1998           1999           1998
                                      -----------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.............  $   33,022    $   27,904     $   37,751     $   32,873
  Net Realized Gain on Investment
    Securities......................     310,039       136,077        100,874         11,162
  Net Realized Gain (Loss) on
    Foreign Currency Transactions...          --            --           (341)           895
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency..............    (262,465)       12,481         81,414        151,571
    Translation of Foreign Currency
      Denominated Amounts...........          --            --           (368)           158
                                      ----------    ----------     ----------     ----------

      Net Increase in Net Assets
        Resulting from Operations...      80,596       176,462        219,330        196,659
                                      ----------    ----------     ----------     ----------

Distributions From:
  Net Investment Income.............     (32,738)      (28,682)       (42,454)       (39,352)
  Net Realized Gains................    (135,996)      (82,634)        (3,807)        (4,181)
                                      ----------    ----------     ----------     ----------
      Total Distributions...........    (168,734)     (111,316)       (46,261)       (43,533)
                                      ----------    ----------     ----------     ----------

Capital Share Transactions (1):
  Shares Issued.....................     240,602       281,067        145,300        161,527
  Shares Issued in Lieu of Cash
    Distributions...................     166,280        91,193         46,261         43,533
  Shares Redeemed...................    (286,569)     (171,495)      (424,502)      (220,023)
                                      ----------    ----------     ----------     ----------

      Net Increase (Decrease) from
        Capital Share
        Transactions................     120,313       200,765       (232,941)       (14,963)
                                      ----------    ----------     ----------     ----------

      Total Increase (Decrease).....      32,175       265,911        (59,872)       138,163

NET ASSETS
  Beginning of Period...............   1,755,907     1,489,996      1,720,249      1,582,086
                                      ----------    ----------     ----------     ----------
  End of Period.....................  $1,788,082    $1,755,907      1,660,377     $1,720,249
                                      ==========    ==========     ==========     ==========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued....................      12,917        15,137         11,508         13,637
   Shares Issued in Lieu of Cash
     Distributions..................       9,595         5,270          3,655          3,743
   Shares Redeemed..................     (15,459)       (9,356)       (33,103)       (18,668)
                                      ----------    ----------     ----------     ----------
                                           7,053        11,051        (17,940)        (1,288)
                                      ==========    ==========     ==========     ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR             YEAR          YEAR          YEAR          YEAR
                                       ENDED            ENDED         ENDED         ENDED         ENDED
                                     NOV. 30,         NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                       1999             1998          1997          1996          1995
                                 -----------------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of
  Period......................      $    18.79       $    18.09    $    15.52    $    13.29    $     9.92
                                    ----------       ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......            0.34             0.31          0.32          0.31          0.32
  Net Gains on Securities
    (Realized and
    Unrealized)...............            0.46             1.71          3.38          2.57          3.53
                                    ----------       ----------    ----------    ----------    ----------
    Total from Investment
      Operations..............            0.80             2.02          3.70          2.88          3.85
                                    ----------       ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income.......           (0.34)           (0.32)        (0.31)        (0.31)        (0.31)
  Net Realized Gains..........           (1.46)           (1.00)        (0.82)        (0.34)        (0.17)
                                    ----------       ----------    ----------    ----------    ----------
    Total Distributions.......           (1.80)           (1.32)        (1.13)        (0.65)        (0.48)
                                    ----------       ----------    ----------    ----------    ----------
Net Asset Value, End of
  Period......................      $    17.79       $    18.79    $    18.09    $    15.52    $    13.29
                                    ==========       ==========    ==========    ==========    ==========
Total Return..................            4.64%           11.93%        25.31%        22.48%        39.26%
Net Assets, End of Period
  (thousands).................      $1,788,082       $1,755,907    $1,489,996    $  987,942    $  423,027
Ratio of Expenses to Average
  Net Assets..................            0.16%            0.16%         0.18%         0.19%         0.21%
Ratio of Net Investment Income
  to Average Net Assets.......            1.80%            1.67%         1.96%         2.37%         2.84%
Portfolio Turnover Rate.......           42.96%           24.70%        17.71%        20.12%        29.41%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR             YEAR          YEAR          YEAR          YEAR
                                       ENDED            ENDED         ENDED         ENDED         ENDED
                                     NOV. 30,         NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                       1999             1998          1997          1996          1995
                                 -----------------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of
  Period......................      $    11.95       $    10.90    $    11.79    $    10.55    $    10.06
                                    ----------       ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......            0.28             0.22          0.24          0.23          0.20
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............            1.29             1.13         (0.67)         1.32          0.52
                                    ----------       ----------    ----------    ----------    ----------
    Total from Investment
      Operations..............            1.57             1.35         (0.43)         1.55          0.72
                                    ----------       ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income.......           (0.31)           (0.27)        (0.22)        (0.23)        (0.21)
  Net Realized Gains..........           (0.03)           (0.03)        (0.24)        (0.08)        (0.02)
                                    ----------       ----------    ----------    ----------    ----------
    Total Distributions.......           (0.34)           (0.30)        (0.46)        (0.31)        (0.23)
                                    ----------       ----------    ----------    ----------    ----------
Net Asset Value, End of
  Period......................      $    13.18       $    11.95    $    10.90    $    11.79    $    10.55
                                    ==========       ==========    ==========    ==========    ==========
Total Return..................           13.27%           12.50%        (3.84)%       14.85%         7.20%
Net Assets, End of Period
  (thousands).................      $1,660,377       $1,720,249    $1,582,086    $1,356,852    $  609,386
Ratio of Expenses to Average
  Net Assets..................            0.29%            0.29%         0.32%         0.36%         0.42%
Ratio of Net Investment Income
  to Average Net Assets.......            2.17%            1.90%         2.09%         2.23%         2.14%
Portfolio Turnover Rate.......            5.80%           15.41%        22.55%        12.23%         9.75%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty one series, of which two are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1999.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

    The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1999, the advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1999, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                              PURCHASES     SALES
                                                              ---------   ---------
                                                                (000)       (000)
The U.S. Large Cap Value Series.............................  $770,263    $798,873
The DFA International Value Series..........................    98,879     349,360

E. INVESTMENT TRANSACTIONS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ---------
                                                                  (000)              (000)           (000)
The U.S. Large Cap Value Series............................      $310,811           $(241,820)     $ 68,991
The DFA International Value Series.........................       413,380            (186,816)      226,564

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. The DFA International Value Series had no borrowings under the line of credit during the year ended November 30, 1999. Borrowings under the line of credit for The U.S. Large Cap Value Series during the year ending November 30, 1999 were as follows:

                                                            MAXIMUM
  WEIGHTED        WEIGHTED      NUMBER OF    INTEREST       AMOUNT
   AVERAGE        AVERAGE         DAYS       EXPENSE    BORROWED DURING
INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
-------------   ------------   -----------   --------   ---------------
  5.55  %        $2,275,238        13         $7,365      $7,639,000

    There were no outstanding borrowings under the line of credit at November 30, 1999.

G. COMPONENTS OF NET ASSETS:

    At November 30, 1999, net assets consisted of (amounts in thousands):

                                                               THE U.S. LARGE    THE DFA INTERNATIONAL
                                                              CAP VALUE SERIES       VALUE SERIES
                                                              ----------------   ---------------------
Paid-In Capital.............................................     $1,407,634            $1,333,432
Undistributed Net Investment Income (Loss)..................          1,255                 2,072
Undistributed Net Realized Gain.............................        310,032                98,528
Unrealized Appreciation of Investment Securities............         69,161               226,914
Accumulated Net Realized Foreign Exchange Loss..............             --                  (341)
Accumulated Net Foreign Exchange Loss.......................             --                  (228)
                                                                 ----------            ----------
Total Net Assets............................................     $1,788,082            $1,660,377
                                                                 ==========            ==========

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all time to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1999 was reinvested into overnight repurchase agreements with JP Morgan and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. As of November 30, 1999, the market value of securities on loan to brokers, the related collateral cash received was and the value of collateral on overnight repurchase agreements was as follows:

                                                                                             VALUE OF COLLATERAL
                                                                      VALUE OF COLLATERAL       ON OVERNIGHT
                                                VALUE OF SECURITIES   AND INDEMNIFICATION   REPURCHASE AGREEMENTS
                                                -------------------   -------------------   ---------------------
The U.S. Large Cap Value Series...............       $3,451,603            $4,182,800             $4,271,078
The DFA International Value Series............      119,398,258           126,555,611            154,412,408

I. MALAYSIA:

    During the year ended November 30, 1999 the DFA International Value Series repatriated funds from Malaysia. In accordance with Malaysian government's repatriation tax regime, the Series paid repatriation taxes based on the market value at August 31, 1998 of securities sold as follows: a 30% tax on repatriations between September 1, 1998 and April 1, 1999, a 20% tax on repatriations between April 1, 1999 and June 1, 1999 and a 10% tax on repatriations between June 1, 1999 and September 1, 1999. Realized gains and losses on the sale of Malaysian securities have been recorded net of applicable repatriation taxes for financial statement purposes.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE DFA INVESTMENT TRUST COMPANY:

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series, (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Fund") at November 30, 1999, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000